                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:          811-3696


Exact name of registrant as specified
in charter:                                  Reserve Tax-Exempt Trust

Address of principal executive offices:      1250 Broadway
                                             New York, NY 10001-3701

Name and address of agent for service:       Amy W. Bizar
                                             1250 Broadway
                                             New York, NY 10001-3701

Registrant's telephone number, including
area code:                                   212-401-5500

Date of fiscal year end:                     May 31

Date of reporting period:                    November 30, 2004

ITEM 1. SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[THE RESERVE FUNDS(R) LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND"(R)
EST. 1970

SEMI-ANNUAL REPORT

RESERVE TAX-EXEMPT TRUST

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA TAX-EXEMPT FUND

CONNECTICUT TAX-EXEMPT FUND

FLORIDA TAX-EXEMPT FUND

MASSACHUSETTS TAX-EXEMPT FUND

MICHIGAN TAX-EXEMPT FUND

NEW JERSEY TAX-EXEMPT FUND

OHIO TAX-EXEMPT FUND

PENNSYLVANIA TAX-EXEMPT FUND

VIRGINIA TAX-EXEMPT FUND

RESERVE NEW YORK TAX-EXEMPT TRUST

NEW YORK TAX-EXEMPT FUND

RESERVE MUNICIPAL MONEY-MARKET TRUST

LOUISIANA MUNICIPAL MONEY-MARKET FUND

MINNESOTA MUNICIPAL MONEY-MARKET FUND


NOVEMBER 30, 2004

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--99.1%

                  ARIZONA--1.8%
$     5,100,000   Apache County IDA for Tucson Electric Power Co., 1.68% - 1.72%, 12/15/18(a)                  $     5,100,000
      2,000,000   Apache County IDA for Tucson Electric Power Co., 1.72%, 12/1/20(a)                                 2,000,000
      3,700,000   Arizona HCF for Royal Oaks, 1.67%, 3/1/27(a)                                                       3,700,000
      1,000,000   Phoenix IDR for Del Mar Terrace, 1.66%, 10/1/29(a)                                                 1,000,000
      3,400,000   Pima County IDA for Tucson Electric Power Co., Series A, 1.68%, 12/1/22(a)                         3,400,000
      1,000,000   Yuma IDA for El Encanto Apt., MFH, 1.68%, 4/15/33(a)                                               1,000,000
                                                                                                               ---------------
                                                                                                                    16,200,000
                                                                                                               ---------------
                  CALIFORNIA--6.1%
      7,800,000   California Statewide for Covenant Retirement Community, 1.65%, 12/1/25(a)                          7,800,000
     18,700,000   California Water Department Reserve Powersupply, Series B-6, 1.60%, 5/1/22(a)                     18,700,000
      1,000,000   Hemet MFHR for Sunwest Retirement, Series 99-A, 1.65%, 1/1/25(a)                                   1,000,000
        600,000   Kern County COP, Series A, 1.63%, 8/1/06(a)                                                          600,000
      6,100,000   Orange County HDC for the Lakes, Series A, 1.65%, 12/1/06(a)                                       6,100,000
      1,100,000   Orange County HDC for Nigel Summit, Series B, 1.57%, 11/2/09(a)                                    1,100,000
     18,300,000   Riverside CFD, Special Tax # 88-4, 1.66%, 9/1/14(a)                                               18,300,000
        154,770   Santa Ana USD, 1.65%, 7/1/15(a)                                                                      154,770
                                                                                                               ---------------
                                                                                                                    53,754,770
                                                                                                               ---------------
                  COLORADO--2.4%
        700,000   Arapahoe County for Sratford State, 1.68%, 11/1/17(a)                                                700,000
        600,000   Broomfield IDA for Buckeye Investments, 1.71%, 12/1/09(a)                                            600,000
      1,250,000   Colorado ECFA for Denver Art Museum, 1.67%, 1/1/34(a)                                              1,250,000
      1,045,000   Colorado ECFA for YMCA Metropolitan Denver, 1.69%, 7/1/18(a)                                       1,045,000
     15,000,000   Colorado HFA for Adventist Health Sunbelt, Series B, 1.67%, 11/15/34(a)                           15,000,000
      2,800,000   University of Colorado, Series B, 1.80%, 11/15/35(a)                                               2,800,000
                                                                                                               ---------------
                                                                                                                    21,395,000
                                                                                                               ---------------
                  CONNECTICUT--7.2%
      1,760,000   Connecticut DAR for Independent Living, 1.65%, 7/1/15(a)                                           1,760,000
        360,000   Connecticut DAR for Pierce Memorial Baptist, 1.62%, 10/1/28(a)                                       360,000
     26,200,000   Connecticut HEFA for Hotchkiss School, Series A, 1.64%, 7/1/30(a)                                 26,200,000
      1,100,000   Connecticut HEFA for Klingberg Family Center, 1.60% - 1.67%, 7/1/32(a)                             1,100,000
        200,000   Connecticut HEFA for Middlesex Hospital, Series J, 1.66%, 7/1/26(a)                                  200,000
        800,000   Connecticut HEFA for Raphael Hospital, Series J, 1.65%, 7/1/22(a)                                    800,000
        245,000   Connecticut HEFA for United Methodist Homes, Series A, 1.65%, 7/1/31(a)                              245,000
     25,000,000   Connecticut HEFA for Yale University, Series T-2, 1.58%, 7/1/29(a)                                25,000,000
      1,100,000   Connecticut HFA, Series D-3, 1.60%, 5/15/18(a)                                                     1,100,000
      1,300,000   Connecticut Special Tax for Transportation Infrastructure, Series 1, 1.70%, 9/1/20(a)              1,300,000
      2,600,000   Connecticut State GO, Series 1-A, 1.73%, 2/15/21(a)                                                2,600,000
      1,200,000   Connecticut State GO, Series 97-B, 1.60%, 5/15/14(a)                                               1,200,000
        200,000   Hartford Redev. Agency MHR for Underwood Towers Project, 1.66%, 6/1/20(a)                            200,000
      1,050,000   New Canaan Housing Authority for Village at Waveny Care Center, 1.65%, 1/1/22(a)                   1,050,000
        500,000   North Canaan HFA for Geer Woods, 1.66%, 8/1/31(a)                                                    500,000
                                                                                                               ---------------
                                                                                                                    63,615,000
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  DISTRICT OF COLUMBIA--0.4%
$     3,000,000   District of Columbia GO, Series D-2, 1.70%, 6/1/26(a)                                        $     3,000,000
                                                                                                               ---------------
                  FLORIDA--7.7%
      5,100,000   Alachua County HFA for Oak Hammock University, 1.67%, 10/1/32(a)                                   5,100,000
        210,000   Broward County HFA for Jacaranda Village Apartments, 1.69%, 9/1/22(a)                                210,000
        400,000   Broward County HFA for Multi-Family Margate, 1.69%, 11/1/05(a)                                       400,000
      8,200,000   Capital Finance Authority for Glenridge Palmer Ranch, 1.67%, 6/1/12(a)                             8,200,000
      1,200,000   Dade County IDA for Florida Power & Light, 1.69%, 06/1/21(a)                                       1,200,000
     13,410,000   Dade County Water Service, 1.64%, 10/5/22(a)                                                      13,410,000
        300,000   Duval County HFA for Lighthouse Bay Apartments, 1.68%, 12/1/32(a)                                    300,000
      5,950,000   Florida State Municipal Power for Stanton, 1.67%, 10/1/19(a)                                       5,950,000
     19,300,000   Jacksonville Florida District Energy System Series A, 1.62%, 10/1/34(a)                           19,300,000
      1,500,000   Lakeland Energy System Revenue, 1.66%, 10/1/37(a)                                                  1,500,000
         30,000   Lee County HFA for Cypress Cove Healthpark, Series B, 1.71%, 10/1/07(a)                               30,000
        800,000   Manatee County PCR for Florida Power & Light Co., 1.70%, 9/1/24(a)                                   800,000
      1,205,000   Orange County for YMCA, Series A, 1.74%, 5/1/27(a)                                                 1,205,000
      8,500,000   Palm Beach County for Morse Obligation Group, 1.70%, 5/1/33(a)                                     8,500,000
        500,000   Palm Beach County for Norton Gallery School of Art, 1.67%, 5/1/30(a)                                 500,000
        300,000   Palm Beach County for Raymond F Kravis Center, 1.60%, 7/1/32(a)                                      300,000
        200,000   Pinellas County HFA for Foxbridge Apartments, 1.63%, 6/15/25(a)                                      200,000
        500,000   Sarasota County HFA for Bay Village, 1.74%, 12/1/23(a)                                               500,000
        200,000   University of Florida Athletic Association Stadium Project, 1.74%, 2/1/20(a)                         200,000
                                                                                                               ---------------
                                                                                                                    67,805,000
                                                                                                               ---------------
                  GEORGIA--0.1%
      1,213,165   Georgia Muni Assoc. Pool Bd. COP, 1.74%, 12/15/20(a)                                               1,213,165
                                                                                                               ---------------
                  HAWAII--1.3%
     11,700,000   Honolulu City & County GO, Series 2001-C, 1.18%, 12/1/13(b)                                       11,700,000
                                                                                                               ---------------
                  IDAHO--0.7%
      6,250,000   Idaho HCF for St Lukes Medical Center Project, 1.67%, 5/1/22(a)                                    6,250,000
                                                                                                               ---------------
                  ILLINOIS--1.7%
      1,000,000   Chicago WSR, 1.66%, 11/1/30(a)                                                                     1,000,000
      2,400,000   Illinois DFA for Diamond Stars Motors, 1.69%, 12/1/08(a)                                           2,400,000
      2,900,000   Illinois DFA for Jewish Council Youth Services, 1.73%, 9/1/28(a)                                   2,900,000
      5,000,000   Illinois DFA for Learning Charter School, 1.73%, 9/1/33(a)                                         5,000,000
        700,000   Illinois DFA for WBEZ Alliance, 1.68%, 3/1/29(a)                                                     700,000
        400,000   Illinois HCF for Memorial Health Systems, 1.72%, 10/1/22(a)                                          400,000
      1,700,000   McCook County for Saint Andrews, 1.71%, 12/1/21(a)                                                 1,700,000
      1,265,000   Streamwood for Olde Church Centre, 1.85%, 12/1/14(a)                                               1,265,000
                                                                                                               ---------------
                                                                                                                    15,365,000
                                                                                                               ---------------
                  INDIANA--0.1%
        500,000   Marshall County EDA for Culver Foundation, 1.68%, 1/1/35(a)                                          500,000
                                                                                                               ---------------
                  IOWA--0.1%
      1,000,000   Des Moines HRB for Iowa Methodist Medical Center, 1.67%, 8/1/15(a)                                 1,000,000
                                                                                                               ---------------
                  KENTUCKY--1.3%
     11,500,000   Ashland PCR for Ashland Oil, 1.60%, 4/1/09(a)                                                     11,500,000
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  LOUISIANA--2.6%
$     1,720,000   East Baton Rouge for Rhone-Poulenc Inc., 1.69%, 12/1/11(a)                                   $     1,720,000
        986,000   Lake Charles District Revenue for Conoco, Series A, 1.68%, 9/1/29(a)                                 986,000
        979,000   Lake Charles HRB & Term. District Revenue for CITGO Corp., 1.68%, 8/1/07(a)                          979,000
        979,000   Louisiana Environmental Facilities Community DAR, Series A, 1.69%, 11/1/34(a)                        979,000
         90,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 1.69%, 9/1/14(a)           90,000
      3,993,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A 1.68%, 9/1/17(a)         3,993,000
        190,000   Louisiana PFA for Kenner Hotel Ltd., 1.62%,12/1/15(a)                                                190,000
      7,690,000   Louisiana PFA, Multi-family, 1.69%, 6/15/31(a)                                                     7,690,000
      1,390,000   Louisiana University for Agriculture & Mechanical College, 1.70%, 7/1/30(a)                        1,390,000
      4,990,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.66%, 7/1/18(a)                 4,990,000
         90,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.68%, 7/1/21(a)                    90,000
                                                                                                               ---------------
                                                                                                                    23,097,000
                                                                                                               ---------------
                  MARYLAND--2.5%
      1,000,000   Anne Arundel County Multi-family Rev. for Mill Pond Apt., 1.57%, 10/1/33(a)                        1,000,000
      1,000,000   Baltimore Housing for Spring Hill, 1.67%, 9/20/28(a)                                               1,000,000
      1,000,000   Baltimore IDA City Council, 1.67%, 8/1/16(a)                                                       1,000,000
      4,000,000   Howard County for Vantage House Facility, Series A, 1.67% 6/1/32(a)                                4,000,000
      1,200,000   Howard County Multi-Family for Sherwood Crossing Apt., 1.68% 7/15/33(a)                            1,200,000
      1,300,000   Maryland HEFA Pooled Loan Program, Series 1985, 1.66%, 4/1/35(a)                                   1,300,000
      1,370,000   Maryland HEFA Pooled Loan Program, Series D, 1.67%, 1/1/29(a)                                      1,370,000
      1,000,000   Maryland State Health & Higher Education for Carnegie Institute, 1.67%, 10/1/37(a)                 1,000,000
      1,975,000   Maryland State Health & Higher Education for Trinity College, 1.68%, 11/1/26(a)                    1,975,000
      5,000,000   Maryland State HEFA for Adventist Health Care, Series A, 1.69%, 1/1/35(a)                          5,000,000
      2,000,000   Maryland State Trans. Auth. for Baltimore/Washington Airport, Series A, 1.60%, 7/1/13(a)           2,000,000
      1,000,000   Montgomery County EDA for Riderwood Village Inc., 1.70%, 3/1/34(a)                                 1,000,000
                                                                                                               ---------------
                                                                                                                    21,845,000
                                                                                                               ---------------
                  MASSACHUSETTS--14.6%
      1,940,000   Massachusetts DFA for Bedford Notre Dame Health Care, 1.75%, 10/1/29(a)                            1,940,000
      6,200,000   Massachusetts DFA for Briarwood Retirement, Series A, 1.68%, 1/1/35(a)                             6,200,000
        500,000   Massachusetts DFA for Jewish High School Project, 1.67% - 1.68%, 6/1/32(a)                           500,000
        600,000   Massachusetts DFA for Ocean Spray Cranberry, 1.67%, 10/15/11(a)                                      600,000
     10,669,000   Massachusetts DFA for Smith College, 1.66%, 7/1/24(a)                                             10,669,000
     10,000,000   Massachusetts GO, Series 97, 1.64%, 8/1/15(a)                                                     10,000,000
     24,250,000   Massachusetts GO, Series 97-B, 1.63%, 9/1/16(a)                                                   24,250,000
        135,000   Massachusetts HEFA for Becker College, Series A-2, 1.78%, 7/1/09(a)                                  135,000
        100,000   Massachusetts HEFA for Berklee College of Music, Series D, 1.59%, 10/1/27(a)                         100,000
     10,000,000   Massachusetts HEFA for Harvard University, 1.50%, 1/1/24(a)                                       10,000,000
     27,600,000   Massachusetts HEFA for Harvard University, Series Y, 1.53%, 7/1/35(a)                             27,600,000
     10,000,000   Massachusetts HEFA for Massachusetts Institute of Technology, Series J-2, 1.53%, 7/1/31(a)        10,000,000
      5,300,000   Massachusetts HEFA for University of Massachusetts, Series A, 1.62%, 11/1/30(a)                    5,300,000
        600,000   Massachusetts HEFA for Wellesley College, Series E, 1.62%, 7/1/22(a)                                 600,000
        200,000   Massachusetts HEFA for Williams College, Series E, 1.65%, 8/1/14(a)                                  200,000
        300,000   Massachusetts HFA for Multifamily Housing, 1.65%, 1/15/10(a)                                         300,000
        130,000   Massachusetts IFA for Lowell Mills Association, Series 95, 1.78%, 12/1/20(a)                         130,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  MASSACHUSETTS (CONTINUED)
$    10,900,000   Massachusetts WRA, Series 99-B, 1.60%, 8/1/28(a)                                             $    10,900,000
      5,200,000   Massachusetts WRA, Series B, 1.64%, 4/1/28(a)                                                      5,200,000
      2,600,000   Massachusetts WRA, Series C, 1.64%, 8/1/37(a)                                                      2,600,000
      1,100,000   Massachusetts WSR, Series A, 1.58% 11/1/24(a)                                                      1,100,000
                                                                                                               ---------------
                                                                                                                   128,324,000
                                                                                                               ---------------
                  MICHIGAN--4.2%
     10,550,000   Detroit Sewage District Revenue, Series B, 1.57%, 7/1/23(a)                                       10,550,000
        200,000   Garden City Hospital Finance Authority, Series 96-A, 1.71%, 9/1/26(a)                                200,000
         95,000   Gaylord Hospital for Otsego Memorial Hospital, 1.69%, 12/1/26(a)                                      95,000
      1,500,000   Jackson County EDC for Thrifty Leoni Inc., 1.66% - 1.68%, 12/1/14(a)                               1,500,000
        900,000   Jackson County EDC for Vista Grande Villa, Series A, 1.69%, 11/1/31(a)                               900,000
      5,200,000   Michigan HDA for Berrien Woods, Series A, 1.77%, 7/1/32(a)                                         5,200,000
        250,000   Michigan HDA for Parks of Taylor Apt., Series A, 1.68%, 8/15/32(a)                                   250,000
        700,000   Michigan HDA for Pine Ridge Obligation Ltd., 1.67%, 10/1/07(a)                                       700,000
        100,000   Michigan HDA for United Jewish Foundation, 1.68%, 6/1/25(a)                                          100,000
        795,000   Michigan HDA, Series B, 1.66%, 4/1/19(a)                                                             795,000
      7,025,000   Michigan State University Revenue, Series A, 1.68%, 8/15/32(a)                                     7,025,000
        400,000   Michigan Strategic Fund for Clark Retirement Community, 1.68%, 6/1/31(a)                             400,000
      2,795,000   Michigan Strategic Fund for Haven Christian Services, 1.69%, 11/15/34(a)                           2,795,000
      4,600,000   Michigan Strategic Fund for Henry Ford Museum Village, 1.70%, 12/1/33(a)                           4,600,000
      1,040,000   Michigan Strategic Fund for Peachwood Center Association, 1.67%, 6/1/16(a)                         1,040,000
        400,000   Oakland University, 1.70%, 3/1/31(a)                                                                 400,000
        600,000   Woodhaven Brownstown School District, Series B, 1.76%, 5/1/34(a)                                     600,000
                                                                                                               ---------------
                                                                                                                    37,150,000
                                                                                                               ---------------
                  MINNESOTA--1.9%
        160,000   Andover Senior Housing for Presbyterian Homes, 1.68%, 11/15/33(a)                                    160,000
        400,000   Arden Hills Housing HCF for Presbyterian Homes, 1.72%, 9/1/29(a)                                     400,000
        327,000   Brooklyn Center for Brookdale Corp., Series II, 1.72%, 12/1/14(a)                                    327,000
      4,329,000   Cohasset for Minnesota Power & Light, 1.67%, 6/1/13(a)                                             4,329,000
        600,000   Cohasset for Minnesota Power & Light, Project A, 1.67%, 6/1/20(a)                                    600,000
      2,220,000   Duluth Tax for Lake Superior Paper, 1.65%, 9/1/10(a)                                               2,220,000
        219,000   Hennepin County, Series B, 1.54%, 12/1/20(a)                                                         219,000
        497,000   Hennepin County, Series C, 1.54%, 12/1/10(a)                                                         497,000
        927,000   Mankato Multi-family Revenue for Highland Park, 1.72%, 5/1/27(a)                                     927,000
        310,000   Mankato Revenue for Bethany Lutheran College, 1.72%, 11/1/15(a)                                      310,000
      1,270,000   Minneapolis for Seven Corners, 1.64%, 11/1/31(a)                                                   1,270,000
      2,525,000   Minnesota HEFA for St. Olaf College, Series 5-H, 1.67%, 10/1/30(a)                                 2,525,000
        115,000   Minnesota HEFA for St. Olaf College, Series 5-M1, 1.67%, 10/1/32(a)                                  115,000
        211,000   Regents University, Series A, 1.73%, 7/1/08(a)                                                       211,000
        180,000   Roseville Commercial Development for Berger Transfer & Storage, 1.64%, 12/1/15(a)                    180,000
      1,175,000   Roseville Private School Facility Revenue for Northwestern College, 1.72%, 11/1/22(a)              1,175,000
         60,000   St. Louis Park Revenue for Catholic Finance Corp., 1.71%, 10/1/25(a)                                  60,000
         70,000   St. Paul Housing & Redev. Authority District Heating Revenue, 1.68%, 12/1/12(a)                       70,000
        955,000   St. Paul Housing & Redev. Authority MHR for Highland Ridge, 1.68%, 10/1/33(a)                        955,000
                                                                                                               ---------------
                                                                                                                    16,550,000
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  MISSOURI--0.0%
$       225,000   Platte County IDR for Platte Care Facility, 2.04%, 10/1/10(a)                                $       225,000
                                                                                                               ---------------
                  NEVADA--2.0%
     18,000,000   Carson City Tahoe Hospital Project, Series B, 1.67%, 9/1/33(a)                                    18,000,000
                                                                                                               ---------------
                  NEW HAMPSHIRE--0.4%
      3,160,000   New Hampshire HEFA for Exeter Hospital, Series B, 1.70%, 10/1/23(a)                                3,160,000
                                                                                                               ---------------
                  NEW JERSEY--6.1%
      1,000,000   Atlantic County Pooled Government Loan Program, 1.65%, 7/1/26(a)                                   1,000,000
        175,000   Jersey City IDA for Dixon Mills Apartments, 1.65%, 5/15/30(a)                                        175,000
        700,000   New Jersey EDA for Bayonne Dock, 1.67%, 12/1/27(a)                                                   700,000
        305,000   New Jersey EDA for Church & Dwight, 1.66%, 12/1/08(a)                                                305,000
        200,000   New Jersey EDA for Crowley Liner, 1.64%, 4/1/13(a)                                                   200,000
      7,150,000   New Jersey EDA for Foreign Trade, Series 98, 1.68%, 12/1/07(a)                                     7,150,000
      2,800,000   New Jersey EDA for Geriatric Services Housing Project, 1.64%, 11/1/31(a)                           2,800,000
        500,000   New Jersey EDA for RJB Associates, ERN, 1.64%, 8/1/08(a)                                             500,000
      2,900,000   New Jersey for Hospital Capital Asset, Series C, 1.59%, 7/1/35(a)                                  2,900,000
      5,330,000   New Jersey Sports Authority Expo, Series C, 1.60%, 9/1/24(a)                                       5,330,000
      1,150,000   New Jersey Turnpike Authority, Series 91-D, 1.63%, 1/1/18(a)                                       1,150,000
     31,200,000   New Jersey Turnpike Authority, Series C-1, 1.64%, 1/1/24(a)                                       31,200,000
        315,000   Port Authority of New York & New Jersey Special Obligation Revenue, 1.67%, 8/1/24(a)                 315,000
                                                                                                               ---------------
                                                                                                                    53,725,000
                                                                                                               ---------------
                  NEW YORK--13.8%
        970,000   Franklin County IDA Civic Facility for Trudeau Institute, 1.65%, 12/1/20(a)                          970,000
      2,600,000   Guilderland IDA for Eastern Industrial Park, 1.65%, 12/1/08(a)                                     2,600,000
      5,985,000   Long Island Power Authority Electric System Revenue, Series 7-A, 1.58%, 4/1/25(a)                  5,985,000
      3,400,000   New York City Cultural Revenue for Alvin Ailey Dance Foundation, 1.59%,7/1/33(a)                   3,400,000
      4,000,000   New York City GO, Series A-2, 1.61%, 8/1/31(a)                                                     4,000,000
      4,000,000   New York City GO, Series A-4, 1.67%, 8/1/23(a)                                                     4,000,000
        500,000   New York City GO, Series A-5, 1.67%, 8/1/31(a)                                                       500,000
      2,000,000   New York City GO, Series A-8, 1.61%, 11/1/23(a)                                                    2,000,000
     28,350,000   New York City GO, Series C-4, 1.61%, 8/1/20(a)                                                    28,350,000
      8,850,000   New York City GO Series E-4, 1.67%, 8/1/21(a)                                                      8,850,000
      1,600,000   New York City GO, Series F-4, 1.67%, 2/15/20(a)                                                    1,600,000
      6,445,000   New York City GO, Series H-2, 1.61%, 8/1/10(a)                                                     6,445,000
     11,475,000   New York City HDC for Monterey, Series A, 1.63%, 11/15/19(a)                                      11,475,000
      3,100,000   New York City IDA for American Civil Liberties, 1.65%, 6/1/12(a)                                   3,100,000
      1,000,000   New York City IDA for Childrens Oncology Society, 1.66%, 5/1/21(a)                                 1,000,000
     15,600,000   New York City LGAC, Series B, C, D & F, 1.57% - 1.64%, 4/1/25(a)                                  15,600,000
      5,050,000   New York City MWFA WSR, Series G, 1.64%, 6/15/24(a)                                                5,050,000
      2,300,000   New York City WSA Rev, 1.67%, 6/15/25(a)                                                           2,300,000
      6,400,000   New York State GO, Series A, 1.80%, 3/13/20(a)                                                     6,400,000
      2,010,000   New York State HFA for Bleecker Terrace Apt., 1.70%, 7/1/15(a)                                     2,010,000
      2,300,000   New York State HFA for Liberty View, Series A, 1.63%, 11/15/19(a)                                  2,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  NEW YORK (CONTINUED)
$     3,650,000   New York State HFA, Series C, 1.63%, 3/15/26(a)                                              $     3,650,000
        400,000   Yonkers IDA Civic Facility for Consumers Union, 1.67%, 7/1/21(a)                                     400,000
                                                                                                               ---------------
                                                                                                                   121,985,000
                                                                                                               ---------------
                  NORTH CAROLINA--0.2%
        700,000   North Carolina EFA for Cardinal Gibbons, 1.69%, 8/1/14(a)                                            700,000
      1,100,000   North Carolina Medical Care Community for Stanley Total Living Center, 1.73%, 4/1/18(a)            1,100,000
                                                                                                               ---------------
                                                                                                                     1,800,000
                                                                                                               ---------------
                  OHIO--5.8%
      4,400,000   Akron Bath Copley HDR for Summa Health System, Series B, 1.69%, 11/1/34(a)                         4,400,000
        200,000   Centerville Health for Bethany Lutheran, 1.71%, 5/1/08(a)                                            200,000
      4,000,000   Cuyahoga County EDA for Cleveland Botanical Gardens, 1.71%, 7/1/31(a)                              4,000,000
      3,000,000   Cuyahoga County for Cleveland Health Education Museum, 1.68%, 3/1/32(a)                            3,000,000
        500,000   Cuyahoga County HCF for Devon Oaks, 1.67%, 2/1/34(a)                                                 500,000
      7,600,000   Evandale County IDR for SHV Realty, Inc., 1.72%, 9/1/15(a)                                         7,600,000
     15,100,000   Franklin County Hospital Revenue for U.S. Health Corp., 1.66%, 12/1/20(a)                         15,100,000
        890,000   Franklin County Hospital Revenue for U.S. Health Corp., Series 96, 1.66%, 12/1/21(a)                 890,000
        325,000   Greene County IDA for Fairview Extended Care, Series B, 1.65%, 1/1/11(a)                             325,000
      1,810,000   Hamilton County HRB, 1.65%, 1/1/22(a)                                                              1,810,000
      1,500,000   Licking County HCF, 1.67%, 11/1/33(a)                                                              1,500,000
        280,000   Lucas County for Toledo, 1.68%, 10/1/05(a)                                                           280,000
        100,000   Marion County Hospital Improvement, Pooled Lease Program, 1.70%, 11/1/21(a)                          100,000
      1,345,000   Middleburgh Heights for Southwest General Hospital, 1.71%, 8/15/22(a)                              1,345,000
      7,100,000   Ohio Air Quality DAR for Columbus Southern, Series C, 1.69%, 12/1/38(a)                            7,100,000
        100,000   Ohio Air Quality DAR for Ohio Edison, Series A, 1.67%, 2/1/14(a)                                     100,000
      1,400,000   Ohio Higher EFA for Ashland University, 1.73%, 9/1/24(a)                                           1,400,000
        900,000   Ohio WDA PCR for Cleveland Electric, Series B, 1.68%, 8/1/20(a)                                      900,000
        500,000   Toledo City Services Special Assessment, 1.68%, 12/1/06(a)                                           500,000
                                                                                                               ---------------
                                                                                                                    51,050,000
                                                                                                               ---------------
                  OKLAHOMA--0.1%
        500,000   Oklahoma City for Christian College, 1.92%, 7/1/15(a)                                                500,000
                                                                                                               ---------------
                  OREGON--0.1%
        500,000   Portland MFH for South Park, 1.57%, 12/1/11(a)                                                       500,000
                                                                                                               ---------------
                  PENNSYLVANIA--7.5%
      1,050,000   Allegheny HDA for Dialysis Clinic, 1.69%, 12/1/19(a)                                               1,050,000
      1,765,000   Allegheny HDA for Presbyterian University Hospital, 1.68%, 3/1/18(a)                               1,765,000
        110,000   Blair County IDR for Village of Penn State, Series C, 1.60%, 1/1/11(a)                               110,000
      3,925,000   Bucks County IDA, 1.69%, 5/1/33(a)                                                                 3,925,000
      3,400,000   Bucks County IDA, 1.72%, 7/1/15(a)                                                                 3,400,000
        800,000   Chester County HEFA for Simpsons Meadows, 1.68%, 10/1/30(a)                                          800,000
      1,450,000   Delaware County IDR for Sun, Inc., 1.69%, 11/1/33(a)                                               1,450,000
        100,000   Delaware Valley Finance Authority, Series A, 1.66%, 12/1/17(a)                                       100,000
      2,900,000   Delaware Valley Finance Authority, Series B, 1.66%, 12/1/20(a)                                     2,900,000
      1,000,000   Emmaus General Authority Revenue, 1.68%, 12/1/28(a)                                                1,000,000
     10,900,000   Emmaus General Authority Revenue, Series G-18, 1.70%, 3/1/24(a)                                   10,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  PENNSYLVANIA (CONTINUED)
$       625,000   Lancaster County HRB for Brethren Village, 1.73%, 6/15/20(a)                                 $       625,000
      2,385,000   Lawrence County for Villa Maria, 1.68%, 7/1/33(a)                                                  2,385,000
      1,160,000   Lebanon County HCF for ECC Retirement Village, 1.73%, 10/15/25(a)                                  1,160,000
      3,300,000   Lehigh County IDA, 1.72%, 12/1/15(a)                                                               3,300,000
        200,000   Montgomery County for Forge Gate Apartments, Series A, 1.62%, 8/15/31(a)                             200,000
      1,855,000   Montgomery County for Higher Ed. William Penn Charter, 1.72%, 9/15/31(a)                           1,855,000
     14,200,000   North Hampton County IDA for First Mortgage Kirkland Vilalge, 1.67%, 11/1/30(a)                   14,200,000
      1,000,000   Philadelphia Housing Revenue Authority, Series A, 1.73%, 6/1/25(a)                                 1,000,000
      4,110,000   Philadelphia IDR for Fox Chase Cancer Center Project, 1.68%, 7/1/25(a)                             4,110,000
      1,600,000   Quakertown HDA for Hospital Group, 1.66%, 7/1/05(a)                                                1,600,000
      3,185,000   Schuylkill County IDA for Northeastern Power, 1.68%, 12/1/22(a)                                    3,185,000
        770,000   Scranton-Lackawanna HWA for University of Scranton, 1.60%, 5/1/18(a)                                 770,000
      4,015,000   Wilkens Area IDA for Fairview Extended Care, Series B, 1.68%, 1/1/21(a)                            4,015,000
                                                                                                               ---------------
                                                                                                                    65,805,000
                                                                                                               ---------------
                  PUERTO RICO--2.5%
     21,100,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                                  21,284,529
        195,000   Puerto Rico Government Development Bank, 1.58%, 12/1/15(b)                                           195,000
        244,000   Puerto Rico Highway & Transportation Authority, Series A, 1.63%, 7/1/28(b)                           244,000
                                                                                                               ---------------
                                                                                                                    21,723,529
                                                                                                               ---------------
                  TENNESSEE--0.3%
        695,000   Chattanooga IDA for Baylor School, 1.68%, 11/1/16(a)                                                 695,000
      1,770,000   Metropolitan Government Nashville & Davidson County IDA for YMCA, 1.69%,12/1/18(a)                 1,770,000
                                                                                                               ---------------
                                                                                                                     2,465,000
                                                                                                               ---------------
                  TEXAS--1.5%
     13,200,000   Harris County IDA for Baytank Houston, Inc., 1.68%, 2/1/20(a)                                     13,200,000
                                                                                                               ---------------
                  UTAH--0.2%
      2,000,000   Utah Transit Authority Sales Tax Revenue, Series B, 1.65%, 9/1/32(a)                               2,000,000
                                                                                                               ---------------
                  VIRGINIA--1.9%
        800,000   Alexandria County IDA Pooled Loan, Series A, 1.69%, 7/1/26(a)                                        800,000
        560,000   Alexandria Redev. HFA for Residential Care, Series B, 1.66%, 10/1/06(a)                              560,000
      6,050,000   Arlington County Virginia Rev for Ballston Public Parking, 1.57%, 8/1/17(a)                        6,050,000
        700,000   Chesapeake County IDA for Cheaspeake General Hospital, Series B, 1.68%, 7/1/31(a)                    700,000
        675,000   Hampton County MFH for Avalon Apartments, 1.65%, 6/15/26(a)                                          675,000
        660,000   Hampton County MFH for Shoreline Apartments, 1.68%, 12/1/19(a)                                       660,000
        535,000   Hanover County IDA for Covenent Woods, 1.70%, 7/1/29(a)                                              535,000
        650,000   Henrico County EDA for Westminster Centerbury, Series B, 1.66% - 1.68%, 7/1/08(a)                    650,000
        550,000   James City & County IDA for Chambrel, 1.68%, 11/15/32(a)                                             550,000
        400,000   Norfolk IDR for Hospital Facilities-Children, 1.69%, 6/1/20(a)                                       400,000
      1,550,000   Peninsula Port Authority for Dominion Terminal, 1.64% - 1.68%, 7/1/16(a)                           1,550,000
      2,230,000   Roanoke IDA for Carilion Health Systems, Series-B, 1.68%, 7/1/27(a)                                2,230,000
      1,100,000   University of Virginia, Series A, 1.65%, 6/1/34(a)                                                 1,100,000
                                                                                                               ---------------
                                                                                                                    16,460,000
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                    VALUE
                                                                                                                   (NOTE 1)
                                                                                                                   --------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  TOTAL INVESTMENTS (COST* $872,862,464)                                                99.1%  $   872,862,464
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                  0.0            (8,000)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                      0.0            (1,549)
                  OTHER ASSETS                                                                           0.9         8,118,406
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $   880,971,321
                                                                                                       =====   ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH
                  CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                  OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

                  280,928,582 SHARES CLASS R                                                                   $         1.00
                                                                                                               ==============
                  28,764,263 SHARES CLASS TREASURER'S TRUST                                                    $         1.00
                                                                                                               ==============
                  100 SHARES CLASS 75                                                                          $         1.00
                                                                                                               ==============
                  1,710,566 SHARES CLASS 70                                                                    $         1.00
                                                                                                               ==============
                  10,087 SHARES CLASS 45                                                                       $         1.00
                                                                                                               ==============
                  16,012,777 SHARES CLASS 25                                                                   $         1.00
                                                                                                               ==============
                  101,840 SHARES CLASS 15                                                                      $         1.00
                                                                                                               ==============
                  553,443,106 SHARES CLASS 8                                                                   $         1.00
                                                                                                               ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--99.6%

                  CALIFORNIA--95.3%
$       485,000   Alameda Contra Costa Capital Improvements, Series A, 1.70%, 6/1/22(a)                        $       485,000
        495,000   Alameda Contra Costa Capital Improvements, Series F, 1.75%, 8/1/23(a)                                495,000
      3,720,000   California Infrastructure & Economic Development, Series A, 1.68%, 9/1/28(a)                       3,720,000
      1,200,000   California Pollution Control Finance Auth, 1.67%, 11/1/26(a)                                       1,200,000
        870,000   California School Facilities for Capital Improvements, Series C, 1.64%, 7/1/22(a)                    870,000
      1,100,000   California Statewide CDA for Biola University, Series B, 1.66%, 10/1/32(a)                         1,100,000
      3,100,000   California Statewide CDA for Covenant Retirement Community, 1.65%, 12/1/25(a)                      3,100,000
      3,000,000   California Statewide CDA for Early Education Community Center COP, 1.67%, 9/1/31(a)                3,000,000
      1,200,000   California Statewide CDA for House Ear Institute COP, 1.66%, 12/1/18(a)                            1,200,000
      4,600,000   California Water Department Reserve Powersupply, Series B-4, 1.62%, 5/1/22(a)                      4,600,000
      2,150,000   California Water Department Reserve Powersupply, Series B-6, 1.64%, 5/1/22(a)                      2,150,000
      3,748,000   California Water Department Reserve Powersupply, Series C-15, 1.63%, 5/1/22(a)                     3,748,000
      2,500,000   California Water Department Reserve Powersupply, Series D-19 1.60%, 5/1/22(a)                      2,500,000
      2,175,000   Chula Vista Charter City for Home Depot, Inc., 1.63%, 12/1/10(a)                                   2,175,000
      1,800,000   Contra Costa County MFH for Delta Square Apt., 1.65%, 10/15/29(a)                                  1,800,000
      2,500,000   Elsinore Valley for Water District COP, Series A, 1.63%, 7/1/29(a)                                 2,500,000
      1,000,000   Fremont for Family Resource Center, Series 88, 1.67%, 8/1/30(a)                                    1,000,000
      1,400,000   Fremont for Family Resource Center, Series 98, 1.67%, 8/1/28(a)                                    1,400,000
      2,000,000   Fresno Sewer & Water, Series A, 1.63%, 9/1/25(a)                                                   2,000,000
      4,429,000   Irvine Improvement Bond Act of 1915 Assessment District 00-18, 1.63%, 9/2/26(a)                    4,429,000
      2,800,000   Irvine Improvement Bond Act of 1915 Assessment District 85-7, 1.66%, 9/2/11(a)                     2,800,000
      1,900,000   Irvine Improvement Bond Act of 1915 Assessment District 94-13, 1.66%, 9/2/22(a)                    1,900,000
        600,000   Irvine Ranch Water District Capital Improvements, 1.64%, 8/1/16(a)                                   600,000
      2,100,000   Irvine Ranch Water District, Series A, 1.64%, 10/1/10(a)                                           2,100,000
      2,500,000   Irvine Ranch Water District, Series B, 1.74%, 10/1/09(a)                                           2,500,000
      1,100,000   Los Angeles MFHR for Malibu Meadow Project, Series 91-A, 1.65%, 4/15/28(a)                         1,100,000
      2,200,000   Orange County HDC for Capistrano Pointe, Series A, 1.65%, 12/1/29(a)                               2,200,000
        800,000   Orange County HDC for Florence Crittendoc Services, 1.63%, 3/1/16(a)                                 800,000
      4,351,000   Orange County HDC for Niguel Summit Ser B , 1.57%, 11/2/09(a)                                      4,351,000
        900,000   Orange County HDC for the Lakes Project, Series A, 1.65%, 12/1/06(a)                                 900,000
        500,000   Orange County HDC for Trabuco Woods, 1.65%, 11/15/28(a)                                              500,000
      1,300,000   Orange County MFH for Heritage, 1.63%, 5/1/22(a)                                                   1,300,000
      4,200,000   Orange County Sanitation Authority, 1.62%, 8/1/13(a)                                               4,200,000
      1,700,000   Redlands USD for School Facility, 1.62%, 9/1/34(a)                                                 1,700,000
      3,400,000   Riverside CFD, Special Tax 88-4, 1.66%, 9/1/14(a)                                                  3,400,000
        400,000   Riverside County for Tyler Spring Apartments, Series C, 1.65%, 1/15/27(a)                            400,000
      4,000,000   San Francisco Community Facilities for District 4, 1.67%, 8/1/31(a)                                4,000,000
      2,700,000   San Francisco MFHR for Filmore Center, Series B-1, 1.69%, 12/1/17(a)                               2,700,000
        800,000   San Leandro MFHR, 1.63%, 7/15/18(a)                                                                  800,000
      1,458,868   Santa Ana USD, 1.65%, 7/1/15(a)                                                                    1,458,868
      3,600,000   Stockton HCF for Dameron Hosp., Series A, 1.63%, 12/1/32(a)                                        3,600,000
      3,000,000   Turlock Irrigation District for Transportation, Series A, 1.65%, 1/1/31(a)                         3,000,000
                                                                                                               ---------------
                                                                                                                    89,781,868
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  PUERTO RICO--4.3%
$     4,000,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                             $     4,034,981
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $93,816,849)                                                 99.6%       93,816,849
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                  0.0            (2,065)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                      0.0              (516)
                  OTHER ASSETS                                                                           0.4           397,810
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $    94,212,078
                                                                                                       =====   ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 94,212,078
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.                                  $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS---NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--92.2%

                  CONNECTICUT--82.2%
$       900,000   Connecticut DAR for Independent Living, 1.65%, 7/1/15(a)                                     $       900,000
        930,000   Connecticut DAR for Pierce Memorial Baptist, 1.62%, 10/1/28(a)                                       930,000
      1,800,000   Connecticut HEFA for Hotchkiss School, Series A, 1.64%, 7/1/30(a)                                  1,800,000
        900,000   Connecticut HEFA for Klingberg Family Center, 1.67%, 7/1/32(a)                                       900,000
      1,700,000   Connecticut HEFA for Raphael Hospital, Series J, 1.65%, 7/1/22(a)                                  1,700,000
        115,000   Connecticut HEFA for United Methodist Homes, Series A, 1.66%, 7/1/31(a)                              115,000
        500,000   Connecticut HEFA for Yale University, Series V-2, 1.72%, 7/1/36(a)                                   500,000
        200,000   Connecticut HEFA for Yale University, Series X-3, 1.60%, 7/1/37(a)                                   200,000
        300,000   Connecticut HFA, Sub Series 4, 1.60%, 11/15/34(a)                                                    300,000
        485,000   Connecticut HFA, Sub Series D-3, 1.60%, 5/15/18(a)                                                   485,000
        900,000   Connecticut Special Tax Obligation for Transportation Infrastructure, 1.70%, 9/1/20(a)               900,000
      1,600,000   Connecticut State GO, Series 1-A, 1.73%, 2/15/21(a)                                                1,600,000
        900,000   Connecticut State GO, Series 97-B, 1.60%, 5/15/14(a)                                                 900,000
      1,800,000   Hartford Redev. Agency MHR for Underwood Towers Project, 1.66%, 6/1/20(a)                          1,800,000
        900,000   New Canaan Housing Authority for Village at Waveny Care Center, 1.65%, 1/1/22(a)                     900,000
      1,635,000   Shelton County HFA for Crosby Commons Project, 1.71%, 1/1/31(a)                                    1,635,000
                                                                                                               ---------------
                                                                                                                    15,565,000
                                                                                                               ---------------
                  PUERTO RICO--10.0%
      1,008,745   Puerto Rico Highway & Transportation Authority, 3.00%,7/29/5(b)                                    1,008,745
        900,000   Puerto Rico Government Development Bank, 1.58%, 12/1/15(b)                                           900,000
                                                                                                               ---------------
                                                                                                                     1,908,745
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $17,473,745)                                                 92.2%       17,473,745
                  OTHER ASSETS, LESS LIABILITIES                                                         7.8         1,470,006
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $    18,943,751
                                                                                                       =====   ===============

              RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost $17,473,745)                                       $    17,473,745
                  Cash                                                                                               1,446,753
                  Interest receivable                                                                                   25,873
                                                                                                               ---------------
                  Total Assets                                                                                      18,946,371
                                                                                                               ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                                   2096
                  Distribution (12b-1) fees payable                                                                        524
                                                                                                               ---------------
                  Total Liabilities                                                                                      2,620
                                                                                                               ---------------
                  NET ASSETS                                                                                   $    18,943,751
                                                                                                               ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  18,943,751 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                  OUTSTANDING                                                                                  $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST--FLORIDA TAX EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--99.4%

$     2,000,000   Alachua County HFA for Oak Hammock University, 1.67%, 10/1/32(a)                             $     2,000,000
      1,800,000   Broward County HFA for Jacaranda Village Apartments, 1.69%, 9/1/22(a)                              1,800,000
      1,600,000   Broward County HFA for Margate Project, 1.69%, 11/1/05(a)                                          1,600,000
      2,000,000   Broward County Florida Educational Facs Auth, City College
                    Project, 1.67%, 11/1/31(a)                                                                       2,000,000
      2,000,000   Capital Finance Authority for Glenride Palmer Ranch, 1.67%, 6/1/12(a)                              2,000,000
      1,400,000   Collier County for Clevland Health Clinic, 1.67%, 1/1/35(a)                                        1,400,000
      1,625,000   Dade County IDA for Dolphins Stadium, Series C, 1.67%, 1/1/16(a)                                   1,625,000
        800,000   Dade County IDA for Florida Power & Light, 1.69%, 06/1/21(a)                                         800,000
      1,800,000   Dade County Water Service, 1.64%, 10/5/22(a)                                                       1,800,000
      1,200,000   Duval County HFA for Lighthouse Bay Apartments, 1.68%, 12/1/32(a)                                  1,200,000
      1,800,000   Florida HFA for Kings Colony, 1.73%, 8/1/06(a)                                                     1,800,000
        900,000   Florida HFA for River Oaks, Series 85-TT, 1.68%, 12/1/29(a)                                          900,000
      1,000,000   Florida Housing Finance Corp for Reflections, Series 5, 1.68%, 7/1/31(a)                           1,000,000
        500,000   Florida State Municipal Power for Stanton Project, 1.67%, 10/1/19(a)                                 500,000
      2,000,000   Jacksonville Florida Dist Energy System Ser A, 1.62%, 10/1/34(a)                                   2,000,000
      1,500,000   Lakeland County Energy System Revenue, 1.66%, 10/1/37(a)                                           1,500,000
      1,385,000   Lee County IDA for Bonita Community Health Services, Series A, 1.69%, 12/1/29(a)                   1,385,000
        270,000   Lee County IDA HFA for Cypress Cove Healthpark, Series B, 1.71%, 10/1/07(a)                          270,000
        500,000   Manatee County PCR for Florida Power & Light, 1.70%, 9/1/24(a)                                       500,000
      1,300,000   Orange County YMCA, Series A, 1.74%, 5/1/27(a)                                                     1,300,000
      1,700,000   Palm Beach County for Raymond F Kravis Center Project, 1.65%, 7/1/32(a)                            1,700,000
      3,200,000   Palm Beach County for School Board, Series B, 1.65%, 8/1/27 (a)                                    3,200,000
        500,000   Palm Beach County for Norton Gallery School of Art, 1.67%, 5/1/30(a)                                 500,000
      1,500,000   Palm Beach County for Morse Obligation Group, 1.70%, 5/1/33(a)                                     1,500,000
      1,100,000   Pinellas County HFA, 1.68%, 11/1/15(a)                                                             1,100,000
      1,800,000   Pinellas County MFH for Foxbridge Apartments Series A, 1.63%, 6/15/25(a)                           1,800,000
      1,050,000   Pinellas County Florida Health Facs Auth - Pooled Hosp Ser 85, 1.67%, 12/1/15(a)                   1,050,000
      2,000,000   Port Orange for Palmer College, 1.67%, 10/1/32(a)                                                  2,000,000
        580,000   Putnam County Dev. Authority PCR for Florida Power & Light, 1.70%, 9/1/24(a)                         580,000
        200,000   Seminole County IDA HCF for Florida Living Nursing, 1.87%, 2/1/11(a)                                 200,000
      1,400,000   University of Florida Athletic Association Stadium Project, 1.74%, 2/1/20                          1,400,000
        400,000   University of North Florida Capital Improvements Project, 1.73%, 11/1/24(a)                          400,000
        700,000   Volusia County IDR for Easter Seal Society of Volusia, 1.78%, 9/1/21(a)                              700,000
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $43,510,000)                                                 99.4%       43,510,000
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                  0.0            (4,924)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                      0.0            (1,231)
                  OTHER ASSETS                                                                           0.6           282,029
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $    43,785,874
                                                                                                       =====   ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 43,785,874
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.                                  $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--84.9%

                  MASSACHUSETTS--79.8%
$       500,000   Massachusetts DFA for Bedford Notre Dame Health Care, 1.75%, 10/1/29(a)                      $       500,000
        500,000   Massachusetts DFA for Jewish High School Project, 1.64%, 6/1/32(a)                                   500,000
        500,000   Massachusetts DFA for Smith College, 1.66%, 7/1/24(a)                                                500,000
        600,000   Massachusetts DFA IDR for Ocean Spray Cranberry, 1.67%, 10/15/11(a)                                  600,000
        550,000   Massachusetts GO, Series 97-B, 1.63%, 9/1/16(a)                                                      550,000
        700,000   Massachusetts HEFA for Berklee College of Music, Series B, 1.59%, 10/1/27(a)                         700,000
        800,000   Massachusetts HEFA for Cap Asset Program, Series E, 1.68%, 1/1/35(a)                                 800,000
        800,000   Massachusetts HEFA for Harvard University, Series Y, 1.53%, 7/1/35(a)                                800,000
        800,000   Massachusetts HEFA for MIT, Series J-2, 1.53%, 7/1/31(a)                                             800,000
        500,000   Massachusetts HEFA for University of Massachusetts, Series A, 1.62%, 11/1/30(a)                      500,000
        500,000   Massachusetts HEFA for Wellesley College, Series E, 1.62%, 7/1/22(a)                                 500,000
        800,000   Massachusetts HEFA for Williams College, Series E, 1.65%, 8/1/14(a)                                  800,000
        800,000   Massachusetts HFA for Multifamily Housing, 1.65%, 1/15/10(a)                                         800,000
        800,000   Massachusetts IFA for Lowell Mills Association, Series 95, 1.78%, 12/1/20(a)                         800,000
        500,000   Massachusetts WRA, Series 99-B, 1.60%, 8/1/28(a)                                                     500,000
        400,000   Massachusetts WRA, Series B, 1.60%, 4/1/28(a)                                                        400,000
        800,000   Massachusetts WRA, Series C, 1.64%, 8/1/37(a)                                                        800,000
      1,000,000   Massachusetts WRA, Series D, 1.68%, 8/1/17(a)                                                      1,000,000
        600,000   Massachusetts WSR, Series A, 1.58% 11/1/24(a)                                                        600,000
                                                                                                               ---------------
                                                                                                                    12,450,000
                                                                                                               ---------------
                  PUERTO RICO--5.1%
        800,000   Puerto Rico Highway & Transportation Authority, 3.00%,7/29/5(b)                                      806,996
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $13,256,996)                                                 84.9%       13,256,996
                  OTHER ASSETS, LESS LIABILITIES                                                        15.1         2,353,787
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $    15,610,783
                                                                                                       =====   ===============

             RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost $13,256,996)                                       $    13,256,996
                  Cash                                                                                               2,332,383
                  Interest receivable                                                                                   23,596
                                                                                                               ---------------
                  Total Assets                                                                                      15,612,975
                                                                                                               ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                                  1,754
                  Distribution (12b-1) fees payable                                                                        438
                                                                                                               ---------------
                  Total Liabilities                                                                                      2,192
                                                                                                               ---------------
                  NET ASSETS                                                                                   $    15,610,783
                                                                                                               ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  15,610,783 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                  OUTSTANDING                                                                                  $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--93.5%

                  MICHIGAN--80.9%
$       753,000   Detroit EDC for Water Front Reclamation, Series A, 1.69%, 5/1/09(a)                          $       753,000
        125,000   Detroit EDC for Water Front Reclamation, Series C, 1.84%, 5/1/09(a)                                  125,000
        400,000   Garden City Hospital Finance Authority, Series 96-A, 1.71%, 9/1/26(a)                                400,000
        400,000   Jackson County for Vista Grande Villa, Series A, 1.69%, 11/1/31(a)                                   400,000
        750,000   Michigan HDA for Berrien Woods, Series A, 1.77%, 7/1/32(a)                                           750,000
        750,000   Michigan HDA for Parks of Taylor Apt., Series A, 1.68%, 8/15/32(a)                                   750,000
        400,000   Michigan HDA for Pine Ridge Ltd., 1.67%, 10/1/07(a)                                                  400,000
        400,000   Michigan HDA, Series B, 1.66%, 4/1/19(a)                                                             400,000
        425,000   Michigan State University Revenue, Series A, 1.68%, 8/15/32(a)                                       425,000
        400,000   Michigan Strategic Fund for Haven Christian Services, 1.69%, 11/15/34(a)                             400,000
        800,000   Michigan Strategic Fund for Henry Ford Museum Village, 1.70%, 12/1/33(a)                             800,000
        700,000   Michigan Strategic Fund for Peachwood Center Association, 1.67%, 6/1/16(a)                           700,000
        400,000   Oakland University, 1.70%, 3/1/31(a)                                                                 400,000
        400,000   Woodhaven Brownstown School District GO, Series B, 1.50%, 5/1/34(b)                                  400,000
                                                                                                               ---------------
                                                                                                                     7,103,000
                                                                                                               ---------------
                  PUERTO RICO--12.6%
        300,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                                     302,623
        400,000   Puerto Rico Government Development Bank, 1.58%, 12/1/15(a)                                           400,000
        400,000   Puerto Rico Highway & Transportation Authority, Series A, 1.63%, 7/1/28(b)                           400,000
                                                                                                               ---------------
                                                                                                                     1,102,623
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $8,205,623)                                                  93.5%        8,205,623
                  OTHER ASSETS, LESS LIABILITIES                                                         6.5           567,721
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $     8,773,344
                                                                                                       =====   ===============

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost $8,205,623)                                        $     8,205,623
                  Cash                                                                                                 557,594
                  Interest receivable                                                                                   11,357
                                                                                                               ---------------
                  Total Assets                                                                                       8,774,574
                                                                                                               ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                                    984
                  Distribution (12b-1) fees payable                                                                        246
                                                                                                               ---------------
                  Total Liabilities                                                                                      1,230
                                                                                                               ---------------
                  NET ASSETS                                                                                   $     8,773,344
                                                                                                               ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  8,773,344 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                  OUTSTANDING                                                                                  $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--96.2%

                  NEW JERSEY--91.2%
$     2,250,000   Atlantic County Pooled Government Loan Program, 1.65%, 7/1/26(a)                             $     2,250,000
        500,000   Essex County Improvement Authority for the Children's Institute, 1.74%, 2/1/20(a)                    500,000
      2,400,000   Jersey City IDA for Dixon Mills Apartments, 1.65%, 5/15/30(a)                                      2,400,000
      4,800,000   New Jersey EDA for Bayonne Dock, 1.67%, 12/1/27(a)                                                 4,800,000
        400,000   New Jersey EDA for Catholic Community Services, 1.74%, 11/1/13(a)                                    400,000
      2,200,000   New Jersey EDA for Church & Dwight, 1.66%, 12/1/08(a)                                              2,200,000
      2,000,000   New Jersey EDA for Crowley Liner, 1.64%, 4/1/13(a)                                                 2,000,000
        880,000   New Jersey EDA for Economic Growth, Series F, 1.68%, 8/1/14(a)                                       880,000
      2,400,000   New Jersey EDA for Foreign Trade, Series 98, 1.68%, 12/1/07(a)                                     2,400,000
      2,000,000   New Jersey EDA for Geriatrics Housing Services Series P-J, 1.64%, 1/1/31(a)                        2,000,000
      2,050,000   New Jersey EDA for International Drive Partners, 1.62%, 9/1/05(a)                                  2,050,000
      2,355,000   New Jersey EDA for Princeton University, Series B, 1.72%, 7/1/21(a)                                2,355,000
      2,000,000   New Jersey EDA for RJB Associates, ERN, 1.64%, 8/1/08(a)                                           2,000,000
      2,500,000   New Jersey EDA for US Golf Association, 1.64%, 5/1/23(a)                                           2,500,000
      2,100,000   New Jersey HCF Financing Authority Revenue, Series B, 1.59%, 7/1/35(a)                             2,100,000
      1,400,000   New Jersey HCF for Community Hospital Group, Series A-1, 1.64%, 7/1/20(a)                          1,400,000
      2,045,000   New Jersey Sports Authority Expo, Series C, 1.60%, 9/1/24(a)                                       2,045,000
      4,500,000   New Jersey Turnpike Authority, Series 91-D, 1.63%, 1/1/18(a)                                       4,500,000
      4,500,000   New Jersey Turnpike Authority, Series C-1, 1.64%, 1/1/24(a)                                        4,500,000
      2,400,000   Port Authority of New York & New Jersey Special Obligation Revenue, 1.67%, 8/1/24(a)               2,400,000
                                                                                                               ---------------
                                                                                                                    45,680,000
                                                                                                               ---------------
                  PUERTO RICO--5.0%
      2,500,000   Puerto Rico Commonwealth TRAN 3.00%, 7/29/05(b)                                                    2,521,956
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $48,201,956)                                                 96.2%       48,201,956
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                  0.0            (5,591)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                      0.0            (1,398)
                  OTHER ASSETS                                                                           3.8         1,896,174
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $    50,091,141
                                                                                                       =====   ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  50,091,141 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                  OUTSTANDING                                                                                  $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--102.2%

                  OHIO--98.1%
$       600,000   Akron Bath Copley HDR for Summa Health System, Series B, 1.69%, 11/1/34(a)                   $       600,000
        375,000   Allen County HCF for Mennonite Home, 1.69%, 2/1/18(a)                                                375,000
      1,000,000   Butler County HCF for Lifesphere, 1.68%, 5/1/27(a)                                                 1,000,000
        500,000   Centerville HCR for Bethany Lutheran, 1.71%, 5/1/08(a)                                               500,000
      1,000,000   Cleveland Airport Systems Revenue, Series C, 1.65%, 1/1/31(a)                                      1,000,000
        500,000   Cleveland Income Tax Revenue, 1.60%, 5/15/24(a)                                                      500,000
        500,000   Clinton County for Wilmington Airport, 1.68%, 6/1/11(a)                                              500,000
        550,000   Cuyahoga County for S&R Playhouse, 1.75%, 12/1/09(a)                                                 550,000
        500,000   Cuyahoga County HCF for Devon Oaks, 1.67%, 2/1/34(a)                                                 500,000
        500,000   Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 1.71%, 7/1/31(a)                            500,000
        600,000   Evandale County IDR for SHV Realty Inc., 1.72%, 9/1/15(a)                                            600,000
        300,000   Franklin County Hospital Revenue for U.S. Health Corp., Series A, 1.66%, 12/1/21(a)                  300,000
        600,000   Franklin County Hospital Revenue for U.S .Health Corp., Series B, 1.66%, 12/1/20(a)                  600,000
        100,000   Franklin County MFR for Housing Network, 1.69%, 12/1/20(a)                                           100,000
        500,000   Greene County IDA for Fairview, Series B, 1.65%, 1/1/11(a)                                           500,000
        500,000   Hamilton County HRB for Alliance Health, Series A, 1.60%, 1/1/18(a)                                  500,000
        100,000   Indian Hill EDA for Cincinnati Country Day School, 1.77%, 5/1/19(a)                                  100,000
        500,000   Licking County HCF, 1.67%, 11/1/33(a)                                                                500,000
        350,000   Middleburg Heights HR for Southwest General Hospital, 1.71%, 8/15/22(a)                              350,000
        400,000   Ohio Air Quality DAR for Columbus Southern, Series C, 1.69%, 12/1/38(a)                              400,000
        300,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C, 1.68%, 6/1/23(a)                                 300,000
        600,000   Ohio State Higher Educational Facility Reenue for Ashland Univ. 1.73%, 9/1/24(a)                     600,000
        500,000   Ohio WDA PCR for Cleveland Electric, Series B, 1.68%, 8/1/20(a)                                      500,000
        500,000   Toledo City Services Special Assessment, 1.68%, 12/1/06(a)                                           500,000
                                                                                                               ---------------
                                                                                                                    11,875,000
                                                                                                               ---------------
                  PUERTO RICO--4.1%
        500,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                                     504,372
                                                                                                               ---------------
                                                                                                                       504,372
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $12,379,372)                                                102.2%       12,379,372
                  DUE TO CUSTODIAN                                                                      (2.4)         (290,612)
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                  0.0            (1,417)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                      0.0              (354)
                  OTHER ASSETS                                                                           0.2            20,185
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $    12,107,174
                                                                                                       =====   ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
                  12,107,174 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                  OUTSTANDING                                                                                  $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--98.1%

                  PENNSYLVANIA--93.4
$        50,000   Allegheny HDA for Dialysis Clinic, 1.69%, 12/1/19(a)                                         $        50,000
      2,000,000   Allegheny HDA for Presbyterian University Hospital, Series A, 1.71%, 6/1/19(a)                     2,000,000
        800,000   Allegheny HDA for Presbyterian University Hospital, Series B-3, 1.68%, 3/1/18(a)                     800,000
      1,900,000   Allegheny IDA for UPMC Health Systems, Series C, 1.70%, 3/1/15(a)                                  1,900,000
        995,000   Berks County IDR for Visiting Nurse Services, Series A, 1.78% - 1.93%, 12/1/15(a)                    995,000
      1,235,000   Blair County IDR for Village of Penn State, Series C, 1.60%, 1/1/11(a)                             1,235,000
      2,100,000   Bucks County IDA, 1.72%, 7/1/15(a)                                                                 2,100,000
        900,000   Bucks County IDA, 1.69%, 5/1/33(a)                                                                   900,000
        459,000   Chartiers Valley IDA for 1133 Penn Ave. Associates, Series A, 1.70%, 8/1/07(a)                       459,000
      1,135,000   Chester County HEFA for Simpsons Meadows, 1.68%, 10/1/30(a)                                        1,135,000
         30,000   Chester County IDA for Archdiocese of Philadelphia, 1.69%, 7/1/31(a)                                  30,000
      1,000,000   Delaware County IDA for Scotfoam Corp., 1.90%, 10/1/05(a)                                          1,000,000
      1,000,000   Delaware County IDR for Sun, Inc., 1.69%, 11/1/33(a)                                               1,000,000
        500,000   Delaware Valley Finance Authority, Series 85-A, 1.66%, 12/1/19(a)                                    500,000
        500,000   Delaware Valley Finance Authority, Series A, 1.66%, 12/1/17(a)                                       500,000
      1,100,000   Delaware Valley Finance Authority, Series B, 1.66%, 12/1/20(a)                                     1,100,000
      2,100,000   Emmaus General Authority Revenue, Series G-18, 1.70%, 3/1/24(a)                                    2,100,000
      2,000,000   Lancaster County HRB for Brethren Village, 1.73%, 6/15/20(a)                                       2,000,000
      2,075,000   Lebanon County HCF for ECC Retirement Village, 1.73%, 10/15/25(a)                                  2,075,000
      2,100,000   Lehigh County IDA, 1.72%, 12/1/15(a)                                                               2,100,000
         45,000   Montgomery County Higher Education & Health Authority, 1.72%, 9/15/31(a)                              45,000
        430,000   Montgomery County IDR for Girl Scouts of Southeastern PA, 1.78%, 2/1/25(a)                           430,000
      2,100,000   Montgomery County Kingswood Apts, Series A, 1.62%, 8/15/31(a)                                      2,100,000
      1,800,000   Northhampton County IDR, 1.67%,11/1/30(a)                                                          1,800,000
      1,745,000   Pennsylvania HEFA for Temple University, 1.64%, 10/1/09(a)                                         1,745,000
        645,000   Philadelphia Housing Revenue Authority, Series A, 1.73%, 6/1/25(a)                                   645,000
      1,200,000   Philadelphia IDR for Fox Chase Cancer Center Project, 1.67%, 7/1/25(a)                             1,200,000
      3,820,000   Schuylkill County IDA for Northeastern Power, 1.68%, 12/1/22(a)                                    3,820,000
      1,000,000   Scranton Redevelopment Authority Revenue for Parking Facility, 1.73%, 06/1/33(a)                   1,000,000
      1,900,000   Scranton-Lackawanna Health & Welfare Authority for Univ. of Scranton,
                    RAW, 1.80%, 5/1/18(b)                                                                            1,900,000
      1,300,000   Wilkins Area IDA for Fairview Extended Care, Series B, 1.65%, 1/1/21(a)                            1,300,000
                                                                                                               ---------------
                                                                                                               $    39,964,000
                                                                                                               ---------------
                  PUERTO RICO--4.7%
      2,000,000   Puerto Rico Highway & Transportation Authority, 3.00%,7/29/05(b)                                   2,017,490
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $41,981,490)                                                 98.1%       41,981,490
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                  0.0            (4,651)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                      0.0            (1,163)
                  OTHER ASSET                                                                            1.9           812,997
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $    42,788,673
                                                                                                       =====   ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 42,788,673
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--80.7%

                  VIRGINIA--68.4%
$       500,000   Alexandria County IDR, Pooled Loan Program, Series A, 1.69%, 7/1/26(a)                       $       500,000
      1,000,000   Arlington County for Ballston Public Parking, 1.57%, 8/1/17(a)                                     1,000,000
        600,000   Charlottesville IDA for Seminole, Series B, 1.70%, 12/1/13(a)                                        600,000
        500,000   Chesapeake County IDA for Chesapeake General Hospital, Series B, 1.68%, 7/1/31(a)                    500,000
        500,000   Hampton MFH for Avalon, 1.65%, 6/15/26(a)                                                            500,000
        800,000   Hampton MFH for Shoreline Apartments, 1.68%, 12/1/19(a)                                              800,000
        500,000   Henrico County EDA for Westminster Centerbury, Series B, 1.68%, 7/1/08(a)                            500,000
        950,000   James City County IDA for Chambrel, 1.68%, 11/15/32(a)                                               950,000
        500,000   Norfolk IDR for Hospital Facilities-Children, 1.69%, 6/1/20(a)                                       500,000
        950,000   Peninsula Port Authority for Dominion Terminal, 1.68%, 7/1/16(a)                                     950,000
        500,000   Roanoke IDA for Carilion Health Systems, Series B, 1.68%, 7/1/27(a)                                  500,000
        500,000   University of Virginia Revenue, Series A, 1.65%, 6/1/34(a)                                           500,000
                                                                                                               ---------------
                                                                                                                     7,800,000
                                                                                                               ---------------
                  PUERTO RICO--12.3%
      1,100,000   Puerto Rico Highway & Transportation Authority, Series A, 1.63%, 7/1/28(b)                         1,100,000
        300,000   Puerto Rico Highway & Transportation Authority, 3.00%,7/19/5(b)                                      302,623
                                                                                                               ---------------
                                                                                                                     1,402,623
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $9,202,623)                                                  80.7%        9,202,623
                  OTHER ASSETS, LESS LIABILITIES                                                        19.3         2,205,611
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $    11,408,234
                                                                                                       =====   ===============

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost* $9,202,623)                                       $     9,202,623
                  Cash                                                                                               2,192,312
                  Interest receivable                                                                                   14,834
                                                                                                               ---------------
                  Total Assets                                                                                      11,409,769
                                                                                                               ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                                  1,229
                  Distribution (12b-1) fees payable                                                                        306
                                                                                                               ---------------
                  Total Liabilities                                                                                      1,535
                                                                                                               ---------------
                  NET ASSETS                                                                                   $    11,408,234
                                                                                                               ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 11,408,234
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

           RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2004 (UNAUDITED)


   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--98.7%

                  NEW YORK--94.4%
$     3,700,000   Cattarausus County IDA for YMCA, 1.73%, 9/1/28(a)                                            $     3,700,000
      1,700,000   Franklin County IDA Civic Facility for Trudeau Institute, 1.65%, 12/1/20(a)                        1,700,000
      1,000,000   Glens Falls IDA for Broad St. Prof. Center, 1.66%, 8/1/05(a)                                       1,000,000
      8,000,000   Jay Street Development Corp., Series A-1, 1.63%, 5/1/22(a)                                         8,000,000
      4,300,000   Jay Street Development Corp., Series A-3, 1.63%, 5/1/21(a)                                         4,300,000
      5,000,000   Long Island Power Authority Electric System Revenue, Series 2-A, 1.63%, 5/1/33(a)                  5,000,000
      6,000,000   Long Island Power Authority Electric System Revenue, Series 7-A, 1.58%, 4/1/25(a)                  6,000,000
      1,500,000   Monroe County for St. Ann's Home, 1.65%, 7/1/30(a)                                                 1,500,000
      8,000,000   New York City Cultural Revenue for Alvin Ailey Dance Foundation, 1.59%,7/1/33(a)                   8,000,000
      6,400,000   New York City GO, Series A-1, 1.80%, 3/13/20(a)                                                    6,400,000
      3,000,000   New York City GO, Series A-2, 1.61%, 8/1/31(a)                                                     3,000,000
      6,900,000   New York City GO, Series A-4, 1.67%, 8/1/21(a)                                                     6,900,000
        350,000   New York City GO, Series A-4, 1.67%, 8/1/22(a)                                                       350,000
      1,300,000   New York City GO, Series A-4, 1.67%, 8/1/23(a)                                                     1,300,000
      2,365,000   New York City GO, Series A-5, 1.62%, 8/1/15(a)                                                     2,365,000
      3,785,000   New York City GO, Series A-5, 1.62%, 8/1/16(a)                                                     3,785,000
      6,500,000   New York City GO, Series A-5, 1.67%, 8/1/31(a)                                                     6,500,000
      1,500,000   New York City GO, Series A-7, 1.64%, 8/1/20(a)                                                     1,500,000
      7,545,000   New York City GO, Series A-8, 1.61%, 11/1/23(a)                                                    7,545,000
      2,500,000   New York City GO, Series A-8, 1.62%, 8/1/17(a)                                                     2,500,000
      3,045,000   New York City GO, Series B-8, 1.64%, 8/15/24(a)                                                    3,045,000
      2,800,000   New York City GO, Series C-4, 1.61%, 8/1/20(a)                                                     2,800,000
      8,100,000   New York City GO, Series E-4, 1.64%, 8/1/21(a)                                                     8,100,000
      3,000,000   New York City GO, Series F-4, 1.67%, 2/15/20(a)                                                    3,000,000
      3,350,000   New York City GO, Series F-5, 1.64%, 2/15/16(a)                                                    3,350,000
      7,500,000   New York City GO, Series H-2, 1.61%, 8/1/10(a)                                                     7,500,000
      4,400,000   New York City HDC for Monterey, Series A, 1.63%, 11/15/19(a)                                       4,400,000
      1,000,000   New York City IDA for Abraham Joshua Heschel, 1.70%, 4/1/32(a)                                     1,000,000
        560,000   New York City IDA for American Civil Liberties, 1.65%, 6/1/12(a)                                     560,000
      5,300,000   New York City IDA for American Society for Technion, 1.61%, 10/1/33(a)                             5,300,000
      3,200,000   New York City IDA for Childrens Oncology Society, 1.66%, 5/1/21(a)                                 3,200,000
      1,415,000   New York City IDA for Church of the Heavenly Rest, 1.65%, 7/1/21(a)                                1,415,000
      1,500,000   New York City Muni Water, Series C-A, 1.67%, 6/15/18(a)                                            1,500,000
        200,000   New York City MWFA WSR, Series G, 1.64%, 6/15/24(a)                                                  200,000
      4,000,000   New York City WSA Rev, 1.67%, 6/15/25(a)                                                           4,000,000
      2,000,000   New York State HFA for 10 Liberty Street, 1.63%, 11/1/35(a)                                        2,000,000
      3,600,000   New York State HFA for Liberty View, Series A, 1.63%, 11/15/19(a)                                  3,600,000
      1,880,000   New York State HFA for Normandie Court, Series I, 1.62%, 5/15/15(a)                                1,880,000
      4,800,000   New York State HFA, Series B, 1.63%, 3/15/26(a)                                                    4,800,000
     10,640,000   New York State LGAC., Series C, D, E & F, 1.57% - 1.64%, 4/1/25(a)                                10,640,000
      3,810,000   Schenectady County IDA for Sunnyview Hospital & Rehab, Series A, 1.68%, 8/1/33(a)                  3,810,000
      4,760,000   Tompkins County IDA for Kendal Ithaca Community Care, Series B, 1.63%, 7/1/24(a)                   4,760,000
      3,600,000   Yonkers IDA Civic Facility for Consumers Union, 1.67%, 7/1/21(a)                                   3,600,000
                                                                                                               ---------------
                                                                                                                   165,805,000
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  PUERTO RICO--4.3%
$     7,500,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                             $     7,565,591
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $173,370,591)                                                98.7%      173,370,591
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                  0.0            (3,849)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                      0.0              (962)
                  OTHER ASSETS, LESS LIABILITIES                                                         1.3         2,243,990
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $   175,609,770
                                                                                                       =====   ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 175,609,770
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

   RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--80.9%

                  LOUISIANA--61.4%
$        10,000   East Baton Rouge for Rhone-Poulenc Inc., 1.69%, 12/1/11(a)                                   $        10,000
         14,000   Lake Charles HRB District Revenue for Conoco, Project A, 1.68%, 9/1/29(a)                             14,000
         21,000   Lake Charles HRB & Term. District Revenue for CITGO Corp., 1.68%, 8/1/07(a)                           21,000
         21,000   Louisiana Environment Facilities Community DAR, Series A, 1.69%, 11/1/34(a)                           21,000
         10,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 1.69%,
                    9/1/14(a)                                                                                           10,000
          7,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 1.68%,
                    9/1/17(a)                                                                                            7,000
         10,000   Louisiana PFA for Kenner Hotel Limited, 1.62%,12/1/15(a)                                              10,000
         10,000   Louisiana PFA, Multi-family, 1.69%, 6/15/31(a)                                                        10,000
         10,000   Louisiana University Agriculture & Mechanical College, 1.70%, 7/1/30(a)                               10,000
         10,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.68%, 7/1/21(a)                    10,000
         10,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.66%, 7/1/18(a)                    10,000
                                                                                                               ---------------
                                                                                                                       133,000
                                                                                                               ---------------
                  PUERTO RICO--19.5%
         21,000   Puerto Rico Government Development Bank, 1.58%, 12/1/15(b)                                            21,000
         21,000   Puerto Rico Highway & Transportation Authority, Series A, 1.63%, 07/1/28(b)                           21,000
                                                                                                               ---------------
                                                                                                                        42,000
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $175,000)                                                    80.9%          175,000
                  OTHER ASSETS, LESS LIABILITIES                                                        19.1            41,450
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $       216,450
                                                                                                       =====   ===============

   RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICPAL MONEY-MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2004 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost $175,000)                                          $       175,000
                  Cash                                                                                                  41,054
                  Interest receivable                                                                                      426
                                                                                                               ---------------
                  Total Assets                                                                                         216,480
                                                                                                               ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                                     24
                  Distribution (12b-1) fees payable                                                                          6
                                                                                                               ---------------
                  Total Liabilities                                                                                         30
                                                                                                               ---------------
                  NET ASSETS                                                                                   $       216,450
                                                                                                               ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 216,450 SHARES OF
                  BENEFICIAL INTEREST, $.0001 PAR VALUE OUTSTANDING                                            $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

   RESERVE MUNICIPAL MONEY-MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
   ---------                                                                                                       --------
                  TAX-EXEMPT OBLIGATIONS--83.3%

                  MINNESOTA--75.9%
$        40,000   Andover Senior Housing for Presbyterian Homes, 1.68%, 11/15/33(a)                            $        40,000
         73,000   Brooklyn Center for Brookdale Corp II, 1.72%, 12/1/14(a)                                              73,000
         71,000   Cohasset for Minnesota Power & Light, Project B, 1.67%, 6/1/13(a)                                     71,000
         40,000   Duluth Tax for Lake Superior Paper, 1.65%, 9/1/10(a)                                                  40,000
         73,000   Hennepin County, Series B, 1.54%, 12/1/20(a)                                                          73,000
         41,000   Hennepin County, Series C, 1.54%, 12/1/10(a)                                                          41,000
         73,000   Mankato Multi-family Revenue for Highland Park, 1.72%, 5/1/27(a)                                      73,000
          5,000   Minnesota HEFA for St. Olaf College, Series 5-H, 1.67%, 10/1/30(a)                                     5,000
         40,000   Minnesota HEFA for St. Olaf College, Series 5-M1, 1.67%, 10/1/32(a)                                   40,000
         45,000   Roseville Private School Facility Revenue for Northwestern
                    College, 1.72%, 11/1/22(a)                                                                          45,000
         40,000   St. Louis Park Revenue for Catholic Finance Corp., 1.71%, 10/1/25(a)                                  40,000
         40,000   St. Paul Housing & Redev. Authority District Heating Revenue, 1.68%, 12/1/12(a)                       40,000
         45,000   St. Paul Housing & Redev. Authority MHR for Highland Ridge, 1.68%, 10/1/33(a)                         45,000
         89,000   University of Minnesota, Series A, 1.73%, 7/1/08(a)                                                   89,000
                                                                                                               ---------------
                                                                                                                       715,000
                                                                                                               ---------------
                  PUERTO RICO--7.4%
         35,000   Puerto Rico Government Development Bank, 1.58%, 12/1/15(b)                                            35,000
         35,000   Puerto Rico Highway & Transportation Authority, Series A, 1.63%, 7/1/28(b)                            35,000
                                                                                                                        70,000
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $785,000)                                                    83.3%          785,000
                  OTHER ASSETS, LESS LIABILITIES                                                        16.7           157,666
                                                                                                       -----   ---------------
                  NET ASSETS                                                                           100.0%  $       942,666
                                                                                                       =====   ===============

   MINNESOTA MUNICIPAL MONEY-MARKET FUND--RESERVE MUNICIPAL MONEY-MARKET TRUST

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2004 (UNAUDITED)

                  ASSETS
                  Investments in securities at value (Cost $785,000)                                           $       785,000
                  Cash                                                                                                 155,821
                  Receivable for securities sold                                                                           968
                  Interest receivable                                                                                    1,013
                                                                                                               ---------------
                  Total Assets                                                                                         942,802
                                                                                                               ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                                    109
                  Distribution (12b-1) fees payable                                                                         27
                                                                                                               ---------------
                  Total Liabilities                                                                                        136
                                                                                                               ---------------
                  NET ASSETS                                                                                   $       942,666
                                                                                                               ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 942,666 SHARES OF
                  BENEFICIAL INTEREST, $.0001 PAR VALUE OUTSTANDING                                            $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           SECURITY TYPE ABBREVIATIONS

       BAN -- Bond Anticipation Notes
       CDA -- Community Development Authority
       CFD -- Community Facility District
       COP -- Certificate of Participation
       DAR -- Development Authority Revenue Bonds
       DFA -- Development Finance Agency
       ECC -- Evangelical Congregation Church
      ECFA -- Education Culture Facility Authority
       EDA -- Economic Development Authority Revenue Bonds EDC -- Economic Development Corporation
       EFA -- Education Facilities Authority
       ERN -- Economic Recovery Notes
        GO -- General Obligation Bonds
       HCF -- Health Care Facilities Revenue Bonds
       HCR -- Health Care Revenue
       HDA -- Hospital Development Authority
       HDC -- Housing Development Corporation Bonds
       HDR -- Housing Development Revenue
      HEFA -- Health & Education Facilities Authority
       HFA -- Housing Finance Authority Revenue Bonds
       HRB -- Hospital Revenue Bonds
       HWA -- Health and Welfare Authority
       IDA -- Industrial Development Authority Revenue Bonds IDR -- Industrial Development Agency Revenue Bonds IFA -- Industrial Finance Authority
      LGAC -- Local Government Assistance Corp.
       MFH -- Multifamily Housing Revenue Bonds
       MFR -- Multifamily Revenue Bonds
      MFHR -- Multifamily Facilities Housing Revenue Bonds
       MHR -- Multifamily Housing Revenue Bonds
      MWFA -- Municipal Water Finance Authortiy
       PCR -- Pollution Control Revenue Bonds
       PFA -- Public Finance Authority
       RAW -- Revenue Anticipation Warrants
       TAN -- Tax Anticipation Notes
      TRAN -- Tax Revenue Anticipation Notes
       USD -- United School District
       WDA -- Water Development Authority
       WRA -- Water Resource Authority
       WSR -- Water & Sewer System Revenue Bonds

----------
(a) Variable rate securities. The interest rates shown are as reported on November 30, 2004, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b) Securities are collateralized by bank letters of credit or other credit agreements.

* The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

                                                    RESERVE NEW YORK
                                                    TAX-EXEMPT TRUST                    RESERVE TAX-EXEMPT TRUST
                                                    ----------------  -------------------------------------------------------------
                                                        NEW YORK       CALIFORNIA      CONNECTICUT       FLORIDA      MASSACHUSETTS
                                                          FUND            FUND            FUND            FUND            FUND
                                                    ----------------  -------------   -------------   -------------   -------------
INTEREST INCOME (Note 1)                              $   1,164,254   $     645,684   $     137,325   $     285,136   $     115,969
                                                      -------------   -------------   -------------   -------------   -------------

EXPENSES (Note 2)
   Comprehensive management fees                            713,438         401,533          84,986         170,943          71,975
   Distribution (12b-1) fees                                178,360         100,383          21,246          42,736          17,994
   Interest expense                                           1,087           1,365             600             373             405
   Trustee fees                                                 294             172              36              67              31
                                                      -------------   -------------   -------------   -------------   -------------
     Total expenses before waiver                           893,179         503,453         106,868         214,119          90,405
     Less: expenses waived (Note 2)                         (10,280)         (6,457)         (1,022)         (1,407)           (881)
                                                      -------------   -------------   -------------   -------------   -------------
     Net Expenses                                           882,899         496,996         105,846         212,712          89,524
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME, representing Net Increase in
   Net Assets from Investment Operations              $     281,355   $     148,688   $      31,479   $      72,424   $      26,445
                                                      =============   =============   =============   =============   =============

                                                                                RESERVE TAX-EXEMPT TRUST
                                                      -----------------------------------------------------------------------------
                                                        MICHIGAN       NEW JERSEY         OHIO        PENNSYLVANIA      VIRGINIA
                                                          FUND            FUND            FUND            FUND            FUND
                                                      -------------   -------------   -------------   -------------   -------------
INTEREST INCOME (Note 1)                              $      62,931   $     335,472   $      86,593   $     284,436   $      69,011
                                                      -------------   -------------   -------------   -------------   -------------

EXPENSES (Note 2)
   Comprehensive management fees                             38,677         208,187          50,877         170,603          41,793
   Distribution (12b-1) fees                                  9,669          52,047          12,719          42,650          10,449
   Interest expense                                             283             177              84             165              --
   Trustee fees                                                  20              86              19              78              19
                                                      -------------   -------------   -------------   -------------   -------------
     Total expenses before waiver                            48,649         260,497          63,699         213,496          52,261
     Less: expenses waived (Note 2)                            (206)         (3,951)            (77)           (453)           (477)
                                                      -------------   -------------   -------------   -------------   -------------
     Net Expenses                                            48,443         256,546          63,622         213,043          51,784
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME, representing Net Increase in
   Net Assets from Investment Operations              $      14,488   $      78,926   $      22,971   $      71,393   $      17,227
                                                      =============   =============   =============   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                            RESERVE MUNICIPAL
                                                                                            MONEY MARKET TRUST
                                                                                      -----------------------------
                                                                                        LOUISIANA       MINNESOTA
                                                                                        MUNICIPAL       MUNICIPAL
                                                                                       MONEY-MARKET    MONEY-MARKET
                                                                                          FUND             FUND
                                                                                      -------------   -------------
INTEREST INCOME (Note 1)                                                              $       1,272   $       4,842
                                                                                      -------------   -------------
EXPENSES (Note 2)
   Comprehensive management fees                                                                820           3,057
   Distribution (12b-1) fees                                                                    205             742
   Interest expense                                                                              --              13
   Trustee fees                                                                                   1              --
                                                                                      -------------   -------------
     Total expenses                                                                           1,026           3,812
     Less: expenses waived (Note 2)                                                             (24)            (51)
                                                                                      -------------   -------------
     Net Expenses                                                                             1,002           3,761
                                                                                      -------------   -------------
NET INVESTMENT INCOME, representing Net Increase in Net Assets from
   Investment Operations                                                              $         270   $       1,081
                                                                                      =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTEREST INCOME (Note 1)                                                                              $   5,136,864
                                                                                                      -------------
EXPENSES (Note 2)
   COMPREHENSIVE MANAGEMENT FEES:
     Class R                                                                                              1,123,936
     Class Treasurer's Trust                                                                                 62,056
     Class 75                                                                                                    --
     Class 70                                                                                                 3,489
     Class 45                                                                                                    22
     Class 25                                                                                                20,150
     Class 15                                                                                                    77
     Class 8                                                                                                170,414
   DISTRIBUTION (12b-1) FEES:
     Class R                                                                                                280,984
     Class 70                                                                                                 1,395
   Interest expense                                                                                          10,229
   Trustee fees                                                                                                 651
                                                                                                      -------------
     Total expenses before waiver                                                                         1,673,403
     Less: expenses waived (Note 2)                                                                         (12,553)
                                                                                                      -------------
     Net Expenses                                                                                         1,660,850
                                                                                                      -------------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations             $   3,476,014
                                                                                                      =============

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                                NOVEMBER 30, 2004    MAY 31, 2004
                                                                                -----------------    ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                                                          $     3,476,014    $      927,612
                                                                                 ---------------    --------------
DIVIDENDS PAID TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME (Note 1):
  Class R                                                                               (453,609)         (265,314)
  Class Treasurer's Trust                                                                (76,644)          (96,414)
  Class 75                                                                                    --                --
  Class 70                                                                                (6,615)               --
  Class 45                                                                                   (42)              (45)
  Class 25                                                                               (85,072)         (127,864)
  Class 15                                                                                  (587)             (857)
  Class 8                                                                             (2,853,445)         (437,118)
                                                                                 ---------------    --------------
  Total dividends to shareholders                                                     (3,476,014)         (927,612)
                                                                                 ---------------    --------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  (at net asset value of $1.00 per
  share):
  Proceeds from sale of shares                                                     2,852,795,170     1,725,177,076
  Dividends reinvested                                                                 3,476,014           927,612
  Cost of shares redeemed                                                         (2,363,566,419)   (1,665,413,585)
                                                                                 ---------------    --------------
                                                                                     492,704,765        60,691,103
                                                                                 ---------------    --------------
  Net increase in net assets                                                         492,704,765        60,691,103

NET ASSETS:
  Beginning of period                                                                388,266,556       327,575,453
                                                                                 ---------------    --------------
  End of period                                                                  $   880,971,321    $  388,266,556
                                                                                 ===============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                RESERVE NEW YORK
                                                TAX-EXEMPT TRUST                         RESERVE TAX-EXEMPT TRUST
                                          ----------------------------  ----------------------------------------------------------
                                                  NEW YORK FUND                CALIFORNIA FUND              CONNECTICUT FUND
                                          ----------------------------  ----------------------------  ----------------------------
                                           SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                              ENDED                         ENDED                         ENDED
                                          NOVEMBER 30,    YEAR ENDED     NOVEMBER 30,   YEAR ENDED     NOVEMBER 30,   YEAR ENDED
                                              2004       MAY 31, 2004       2004       MAY 31, 2004       2004       MAY 31, 2004
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                   $     281,355  $     121,640  $     148,688  $      65,151  $      31,479  $      17,239
                                          -------------  -------------  -------------  -------------  -------------  -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net Investment Income (Note 1):              (281,355)      (121,640)      (148,688)       (65,151)       (31,479)       (17,239)
                                          -------------  -------------  -------------  -------------  -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per
    share):
  Proceeds from sale of shares              253,126,427    649,496,561    212,062,728    505,853,333     31,820,664     79,082,035
  Dividends reinvested                          281,355        121,640        148,688         65,151         31,479         17,239
  Cost of shares redeemed                  (250,379,714)  (705,449,514)  (219,213,995)  (513,696,593)   (34,373,181)   (94,017,695)
                                          -------------  -------------  -------------  -------------  -------------  -------------
                                              3,028,068    (55,831,313)    (7,002,579)    (7,778,109)    (2,521,038)   (14,918,421)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets       3,028,068    (55,831,313)    (7,002,579)    (7,778,109)    (2,521,038)   (14,918,421)

NET ASSETS:
  Beginning of period                       172,581,702    228,413,015    101,214,657    108,992,766     21,464,789     36,383,210
                                          -------------  -------------  -------------  -------------  -------------  -------------
  End of period                           $ 175,609,770  $ 172,581,702  $  94,212,078  $ 101,214,657  $  18,943,751  $  21,464,789
                                          =============  =============  =============  =============  =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          RESERVE TAX-EXEMPT TRUST
                                          ----------------------------------------------------------------------------------------
                                                  FLORIDA FUND               MASSACHUSETTS FUND              MICHIGAN FUND
                                          ----------------------------  ----------------------------  ----------------------------
                                           SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                              ENDED                         ENDED                         ENDED
                                          NOVEMBER 30,    YEAR ENDED     NOVEMBER 30,   YEAR ENDED     NOVEMBER 30,   YEAR ENDED
                                              2004       MAY 31, 2004       2004       MAY 31, 2004       2004       MAY 31, 2004
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                   $      72,424  $      26,892  $      26,445  $      10,897  $      14,488  $       4,956
                                          -------------  -------------  -------------  -------------  -------------  -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                (72,424)       (26,892)       (26,445)       (10,897)       (14,488)        (4,956)
                                          -------------  -------------  -------------  -------------  -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00
    per share):
  Proceeds from sale of shares               95,547,482    187,577,015     24,998,579     79,829,238     15,571,879     36,464,490
  Dividends reinvested                           72,424         26,892         26,445         10,897         14,488          4,956
  Cost of shares redeemed                   (91,287,421)  (194,025,813)   (27,233,479)   (82,799,552)   (18,887,392)   (32,253,120)
                                          -------------  -------------  -------------  -------------  -------------  -------------
                                              4,332,485     (6,421,906)    (2,208,455)    (2,959,417)    (3,301,025)     4,216,326
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets       4,332,485     (6,421,906)    (2,208,455)    (2,959,417)    (3,301,025)     4,216,326

NET ASSETS:
  Beginning of period                        39,453,389     45,875,295     17,819,238     20,778,655     12,074,369      7,858,043
                                          -------------  -------------  -------------  -------------  -------------  -------------
  End of period                           $  43,785,874  $  39,453,389  $  15,610,783  $  17,819,238  $   8,773,344  $  12,074,369
                                          =============  =============  =============  =============  =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       RESERVE TAX-EXEMPT TRUST
                                                --------------------------------------------------------------------
                                                         NEW JERSEY FUND                       OHIO FUND
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS                          SIX MONTHS
                                                    ENDED           YEAR ENDED          ENDED           YEAR ENDED
                                                 NOVEMBER 30,         MAY 31,         NOVEMBER 30,        MAY 31,
                                                     2004              2004              2004              2004
                                                --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                         $       78,926    $       31,405    $       22,971    $        7,585
                                                --------------    --------------    --------------    --------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                       (78,926)          (31,405)          (22,971)           (7,585)
                                                --------------    --------------    --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                     149,875,073       194,005,843        42,771,953        64,441,135
  Dividends reinvested                                  78,926            31,405            22,971             7,585
  Cost of shares redeemed                         (150,108,776)     (199,812,677)      (41,599,560)      (63,946,823)
                                                --------------    --------------    --------------    --------------
                                                      (154,777)       (5,775,429)        1,195,364           501,897
                                                --------------    --------------    --------------    --------------
  Net increase (decrease)
    in net assets                                     (154,777)       (5,775,429)        1,195,364           501,897

NET ASSETS:
  Beginning of period                               50,245,918        56,021,347        10,911,810        10,409,913
                                                --------------    --------------    --------------    --------------
  End of period                                 $   50,091,141    $   50,245,918    $   12,107,174    $   10,911,810
                                                ==============    ==============    ==============    ==============

                                                                       RESERVE TAX-EXEMPT TRUST
                                                --------------------------------------------------------------------
                                                         PENNSYLVANIA FUND                    VIRGINIA FUND
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS                          SIX MONTHS
                                                    ENDED           YEAR ENDED          ENDED           YEAR ENDED
                                                 NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                     2004              2004              2004               2004
                                                --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                         $       71,393    $       30,826    $       17,227    $        7,292
                                                --------------    --------------    --------------    --------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                       (71,393)          (30,826)          (17,227)           (7,292)
                                                --------------    --------------    --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                      63,878,807       151,857,837        31,968,567        73,535,462
  Dividends reinvested                                  71,393            30,826            17,227             7,292
  Cost of shares redeemed                          (67,221,622)     (146,420,903)      (31,626,628)      (73,753,730)
                                                --------------    --------------    --------------    --------------
                                                    (3,271,423)        5,467,760           359,166          (210,976)
                                                --------------    --------------    --------------    --------------
  Net increase (decrease)
    in net assets                                   (3,271,423)        5,467,760           359,166          (210,976)

NET ASSETS:
  Beginning of period                               46,060,096        40,592,336        11,049,068        11,260,044
                                                --------------    --------------    --------------    --------------
  End of period                                 $   42,788,673    $   46,060,096    $   11,408,234    $   11,049,068
                                                ==============    ==============    ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      RESERVE MUNICIPAL MONEY-MARKET TRUST

                                                          LOUISIANA MUNICIPAL                MINNESOTA MUNICIPAL
                                                           MONEY-MARKET FUND                  MONEY-MARKET FUND
                                                 ---------------------------------   ----------------------------------
                                                     SIX MONTHS                          SIX MONTHS
                                                        ENDED          YEAR ENDED           ENDED           YEAR ENDED
                                                 NOVEMBER 30, 2004    MAY 31, 2004   NOVEMBER 30, 2004     MAY 31, 2004
                                                 -----------------    ------------   -----------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                              $       270       $       106       $     1,081       $       227
                                                     -----------       -----------       -----------       -----------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                            (270)             (106)           (1,081)             (227)
                                                     -----------       -----------       -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS (at net asset
  value of $1.00 per share):
  Proceeds from sale of shares                           486,960           538,385         2,016,224         1,910,895
  Dividends reinvested                                       270               106             1,081               227
  Cost of shares redeemed                               (456,666)         (463,107)       (1,720,486)       (1,450,296)
                                                     -----------       -----------       -----------       -----------
  Net increase in net assets                              30,564            75,384           296,819           460,826

NET ASSETS:
  Beginning of period                                    185,886           110,502           645,847           185,021
                                                     -----------       -----------       -----------       -----------
  End of period                                      $   216,450       $   185,886       $   942,666       $   645,847
                                                     ===========       ===========       ===========       ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Reserve New York Tax-Exempt Trust, Reserve Tax-Exempt Trust and Reserve Municipal Money-Market Trust (collectively the "Trusts") are registered with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("the Investment Company Act"), as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust's financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2004, there were eleven (11) separate series of Reserve Tax-Exempt Trust authorized (Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund, Virginia Tax-Exempt Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) and two (2) separate series of Reserve Municipal Money-Market Trust (Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund) (each a "Fund", and collectively the "Funds"). The Funds each offer a single class of shares, except for the Interstate Tax-Exempt Fund, which currently offers twelve classes of shares as follows: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Treasurer's Trust, Class 70, Class 75, Class 95 and Class R. These financial statements and notes apply to all above mentioned series of all Trusts, except for the Interstate II Tax-Exempt Fund.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. The Interstate Tax-Exempt Fund allocates investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class.

     E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the six months ended November 30, 2004, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an investment management agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. The Funds, with the exception of Interstate Tax-Exempt Fund, pay RMCI a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of each Fund. The Interstate Tax-Exempt Fund pays RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund's shares according to the following schedule:
     Class 8, 0.08%; Class 12, 0.12%; Class 15, 0.15%; Class 20, 0.20%; Class
     25, 0.25%; Class 35, 0.35%; Class 45, 0.45%; Treasurer's Trust, 0.60%;
     Class 70, 0.50%; Class 75, 0.55%; Class 95, 0.75%; Class R, 0.80%. The
     comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the Trustees who are not interested persons, as defined in the

     Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. The Louisiana and Minnesota Municipal Money-Market Funds also pay the state (blue sky) and SEC registration fees applicable to those Funds. For the six months ended November 30, 2004, RMCI voluntarily waived a portion of its comprehensive management fee in the amounts listed below:

         FUND                                                                                         AMOUNT
         ----                                                                                        --------
         New York Tax-Exempt Fund                                                                    $ 10,280
         Interstate Tax-Exempt Fund                                                                    12,553
         California Tax-Exempt Fund                                                                     6,457
         Connecticut Tax-Exempt Fund                                                                    1,022
         Florida Tax-Exempt Fund                                                                        1,407
         Massachusetts Tax-Exempt Fund                                                                    881
         Michigan Tax-Exempt Fund                                                                         206
         New Jersey Tax-Exempt Fund                                                                     3,951
         Ohio Tax-Exempt Fund                                                                              77
         Pennsylvania Tax-Exempt Fund                                                                     453
         Virginia Tax-Exempt Fund                                                                         477
         Louisiana Municipal Money-Market Fund                                                             24
         Minnesota Municipal Money-Market Fund                                                             51

     Certain Officers and Trustees of the Trusts are also Officers of RMCI. As of November 30, 2004, RMCI owned 51% of the Louisiana and 12% of the Minnesota Municipal-Money Market Funds.

     DISTRIBUTION ASSISTANCE:

     The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds that offer a single class of shares and of Interstate Tax-Exempt Fund Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses may not exceed 0.20% per year of the Classes' average daily net assets. The Distribution Plan requires RMCI to pay at least an equal amount from its own resources.

(3)  CONCENTRATION OF CREDIT RISK:

     Total assets of the Connecticut Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Virginia Tax-Exempt Fund, Louisiana Municipal Money-Market Fund and the Minnesota Municipal Money-Market Fund each include a concentration of cash that is held in accounts with the Funds' Custodian.

(4)  INVESTMENT CONCENTRATION:

     The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at November 30, 2004:

     NEW YORK TAX-EXEMPT FUND  94.4%

     LETTER OF CREDIT
     Allied Irish Bank, PLC                           3.6%
     Bank of America NA                               3.8%
     Bank of New York                                 4.6%
     Bank of Nova Scotia                              4.3%
     Bayerische Landesbank Girozentrale               3.8%
     BNP Paribas                                      4.3%
     Citibank, NA                                     4.6%
     DEPFA Bank, PLC                                  4.6%
     Dexia Bank                                       3.6%
     FNMA                                             4.5%
     HSBC Bank                                        4.6%

   * BOND INSURANCE
     AMBAC                                            4.3%
     FGIC                                             2.4%
     JPMorganChase Bank                               3.2%
     KBC Bank NV                                      3.5%
     Keybank NA                                       4.3%
     Landesbank Baden - Wurttenberg                   3.9%
     Landesbank Hessen - Thueringen Girozentrale      4.3%
     Societe Generale                                 4.6%
     State Street Bank & Trust Co.                    4.9%
     Suntrust Bank                                    0.6%
     Toronto - Dominion Bank                          2.4%
     Wachovia Bank NA                                 2.7%
     Westdeutsche Landesbank AG                       3.6%

     MBIA                                             3.4%

     INTERSTATE TAX-EXEMPT FUND  87.8%

     LETTER OF CREDIT
     ABN-AMRO Bank NV                                 1.7%
     Allied Irish Bank, PLC                           1.4%
     Bank of America NA                               3.4%
     Bank of New York                                 1.8%
     Bank of Nova Scotia                              3.7%
     Barclays Bank PLC                                0.1%
     Bayerische Landesbank Girozentrale               0.6%
     BNP Paribas                                      4.8%
     Branch Banking & Trust Co.                       0.1%
     Citibank, NA                                     3.3%
     Comerica Bank                                    3.3%
     Credit Suisse First Boston                       0.6%
     Danske Bank                                      1.5%
     DEPFA Bank, PLC                                  3.1%
     Dexia Bank                                       2.9%
     FHLB                                             0.6%
     Fifth Third Bank                                 0.6%
     FNMA                                             3.0%
     Harris Trust & Savings Bank                      2.1%
     HBOS PLC                                         1.1%
     HSBC Bank USA                                    1.2%
     JPMorganChase Bank                               3.3%
     Keybank NA                                       1.5%
     Kredietbank NV                                   2.5%
     Landesbank Baden - Wurternberg                   1.0%
     Landesbank Hessen - Thuerinigen Girozentrale     4.1%

   * BOND INSURANCE
     AMBAC                                            1.0%
     FGIC                                             4.4%
     FRMC                                             1.2%

     CALIFORNIA TAX-EXEMPT FUND  95.3%

     LETTER OF CREDIT
     Allied Irish Bank, PLC                           4.6%
     Bank of America NA                               4.2%
     Bank of New York                                 4.7%
     Bank of Nova Scotia                              4.2%
     Bayerische Landesbank Girozentrale               4.0%
     BNP Paribas                                      2.7%
     Citibank, NA                                     4.9%
     Comercia Bank                                    3.6%
     Credit Suisse First Boston                       2.9%
     FNMA                                             4.9%
     JPMorganChase Bank                               2.6%

   * BOND INSURANCE
     AMBAC                                            4.4%
     FGIC                                             4.8%

     LaSalle Bank, NA                                 2.1%
     Lloyds TSB Bank PLC                              0.3%
     Massachussets Institute of Technology            1.1%
     M & I Bank                                       0.1%
     Manufacturers and Traders Trust Co.              0.7%
     Natexis Banques Populaires                       0.1%
     National City Bank                               0.1%
     Northern Trust Co.                               3.4%
     PNC Bank, NA                                     0.5%
     Rabobank Nederland                               0.4%
     Regions Bank                                     0.1%
     Societe Generale                                 0.5%
     Standard Federal Bank, NA                        0.1%
     State Street Bank & Trust Co.                    2.6%
     Suntrust Bank                                    3.6%
     Toronto-Dominion Bank                            0.7%
     University of Minnesota                          0.0%
     University of Virginia                           0.1%
     US Bank NA                                       2.2%
     Wachovia Bank NA                                 0.7%
     Wells Fargo Bank NA                              0.7%
     Westdeutsche Landesbank AG                       0.5%

     FSA                                              4.0%
     MBIA                                             3.3%

     Kredietbank NV, Brussels                         2.9%
     Landesbank Baden - Wurttenberg                   3.3%
     Landesbank Hessen - Thuerinigen Girozentrale     2.2%
     LaSalle Bank, NA                                 3.3%
     Northern Trust Co.                               4.6%
     Societe Generale                                 3.2%
     State Street Bank & Trust Co.                    4.3%
     Union Bank of Switzerland                        0.8%
     US Bank NA                                       3.8%
     Wachovia Bank NA                                 2.3%
     Wells Fargo Bank NA                              4.0%

     FRMC                                             3.3%
     FSA                                              4.8%

     CONNECTICUT TAX-EXEMPT FUND  83.3%

     LETTER OF CREDIT

     Allied Irish Bank, PLC                           4.8%
     Bank of America                                  4.8%
     Bayerische Landesbank Girozentrale               4.8%
     JPMorganChase Bank                               4.8%
     KBC Bank NV                                      8.9%

   * BOND INSURANCE
     AMBAC                                            4.1%
     FGIC                                             4.8%

     FLORIDA TAX-EXEMPT FUND  95.1%

     LETTER OF CREDIT
     Bank of America NA                               4.6%
     BNP Paribas                                      4.6%
     Credit Suisse First Boston                       4.1%
     Citibank, NA                                     4.6%
     Fifth Third Bank                                 3.2%
     FHLB                                             3.7%
     FNMA                                             4.1%
     HBOS PLC                                         4.6%

   * BOND INSURANCE
     AMBAC                                            2.4%
     FGIC                                             4.1%
     FRMC                                             7.0%

     MASSACHUSETTS TAX-EXEMPT FUND  58.0%

     LETTER OF CREDIT
     Allied Irish Bank, PLC                           3.2%
     Bank of America                                  5.1%
     Comercia Bank, Detroit                           5.1%
     DEPFA Bank, PLC                                  3.5%
     Dexia Bank                                       3.2%
     FNMA                                             5.1%
     KBC Bank NV                                      3.2%

   * BOND INSURANCE
     AMBAC                                            2.6%
     FGIC                                             5.1%

     LaSalle Bank, NA                                 4.9%
     Landesbank Hessen - Thueringen Girozentrale      8.4%
     Northern Trust Co.                               9.5%
     Wachovia Bank NA                                 9.2%

     FSA                                              9.5%
     MBIA                                             4.8%

     JPMorganChase Bank                               3.2%
     Keybank NA                                       4.0%
     LaSalle Bank NA                                  4.6%
     Northern Trust Co.                               3.9%
     HSBC Bank USA                                    4.1%
     Societe Generale                                 3.7%
     State Street Bank & Trust Co.                    4.6%
     Suntrust Bank                                    6.6%
     Wachovia Bank NA                                 5.0%

     FSA                                              7.3%
     MBIA                                             1.1%

     Landesbank Baden - Wurttenberg                   6.4%
     Landesbank Hessen - Thueringen Girozentrale      3.2%
     State Street Bank & Trust Co.                    3.9%
     Wachovia Bank NA                                 3.9%

     MBIA                                             4.5%

     MICHIGAN TAX-EXEMPT FUND  90.1%

     LETTER OF CREDIT
     Bank of America, NA                              8.5%
     Comerica Bank                                    9.1%
     Dexia Bank                                       4.8%
     FHLB                                             8.5%
     Fifth Third Bank                                 4.6%
     FNMA                                             8.5%
     JPMorganChase Bank                               4.6%

   * BOND INSURANCE
     AMBAC                                            4.6%
     FGIC                                             4.6%

     NEW JERSEY TAX-EXEMPT FUND  86.5%

     LETTER OF CREDIT
     Bank of America                                  1.7%
     Bank of New York                                 4.8%
     Bank of Nova Scotia                              4.4%
     Barclays Bank PLC                                4.1%
     Bayerische Landesbank Girozentrale               4.8%
     Citibank, NA                                     4.0%
     FNMA                                             4.8%

   * BOND INSURANCE
     FGIC                                             9.0%
     FSA                                              9.0%

     OHIO TAX-EXEMPT FUND  98.0%

     LETTER OF CREDIT
     ABN-AMRO Bank NV                                 5.0%
     Allied Irish Bank, PLC                           4.1%
     Bank One, NA                                     4.1%
     Barclays Bank PLC                                4.1%
     BNP Paribas                                      3.3%
     Citibank, NA                                     7.4%
     Fifth Third Bank                                 4.5%
     HBOS PLC                                         4.1%
     JPMorganChase Bank                               5.0%

   * BOND INSURANCE
     AMBAC                                            4.1%
     FSA                                              8.3%

     Keybank NA                                       1.4%
     Kredietbank NV                                   4.6%
     Landesbank Hessen-Thuerinigen Girozentrale       4.6%
     LaSalle Bank, NA                                 4.6%
     National City Bank                               4.6%
     Northern Trust Co.                               0.0%
     Standard Federal Bank, NA                        7.9%

     MBIA                                             4.6%

     JPMorganChase Bank                               4.2%
     KBC Bank NV                                      4.5%
     Lloyds TSB Bank PLC                              4.0%
     PNC Bank, NA                                     9.0%
     Suntrust Bank                                    9.5%
     Wachovia Bank NA                                 4.6%

     MBIA                                             4.1%

     Keybank NA                                       5.0%
     LaSalle Bank, NA                                 4.1%
     National City Bank                               4.1%
     HSBC Bank USA                                    4.6%
     State Street Bank & Trust Co.                    4.1%
     US Bank NA                                       8.3%
     Wachovia Bank NA                                 6.6%
     Wells Fargo Bank NA                              3.1%

     MBIA                                             4.1%

     PENNSYLVANIA TAX-EXEMPT FUND  93.4%

     LETTER OF CREDIT
     ABN-AMRO Bank NV                                 4.9%
     Allied Irish Bank, PLC                           4.8%
     Bank of America NA                               5.5%
     Bank of Nova Scotia                              2.3%
     BNP Paribas                                      2.9%
     Comerica Bank                                    4.4%
     DEPFA Bank, PLC                                  4.9%
     Dexia Bank                                       8.9%
     FNMA                                             4.9%

   * BOND INSURANCE
     FSA                                              4.7%

     VIRGINIA TAX-EXEMPT FUND  73.6%

     LETTER OF CREDIT
     Bank of America NA                               4.4%
     BB&T NA                                          5.2%
     Citibank, NA                                     8.8%
     Credit Suisse First Boston                       4.4%
     FNMA                                             8.3%
     JPMorganChase Bank                               4.4%

   * BOND INSURANCE
     AMBAC                                            9.6%

     LOUISIANA MUNICIPAL MONEY-MARKET FUND  80.8%

     LETTER OF CREDIT
     Bank of America NA                               4.7%
     Bank of New York                                 4.6%
     Bayerische Landesbank Girozentrale               4.6%
     BNP Paribas                                      4.6%
     FNMA                                             4.6%

   * BOND INSURANCE
     AMBAC                                            9.7%
     FGIC                                             4.6%

     MINNESOTA MUNICIPAL MONEY-MARKET FUND  73.8%

     LETTER OF CREDIT
     ABN-AMRO Bank NV                                 7.5%
     Allied Irish Bank, PLC                           4.2%
     Dexia Bank                                       4.2%
     FNMA                                             4.2%
     Harris Trust & Savings Bank                      4.8%
     Landesbank Hessen - Thuerinigen Girozentrale     4.4%

   * BOND INSURANCE
     AMBAC                                            3.7%
     FRMC                                             4.8%

     JPMorganChase Bank                               4.7%
     Kredietbank NV                                   4.2%
     Landesbank Hessen - Thuerinigen Girozentrale     4.1%
     Northern Trust Co.                               4.8%
     PNC Bank, NA                                     8.0%
     Rabobank Nederland                               4.9%
     Suntrust Bank                                    4.7%
     Toronto - Dominion Bank                          4.9%
     Wachovia Bank NA                                 4.9%

     MBIA                                             0.0%

     KBC Bank NV                                      4.4%
     Suntrust Bank                                    4.4%
     US Bank NA                                       8.3%
     Wachovia Bank NA                                 4.4%

     FRMC                                             7.0%

     JPMorganChase Bank                               9.7%
     Natexis Banques Populaires                       9.7%
     Regions Bank                                     9.7%
     Suntrust Bank                                    4.6%

     MBIA                                             9.7%

     LaSalle Bank, NA                                 7.8%
     M&I Bank                                         4.8%
     US Bank NA                                       7.8%
     Wells Fargo Bank NA                              4.2%
     Westdeutsche Landesbank AG                       7.7%

     MBIA                                             3.7%

* Some securities may be backed by both a line of credit and bond insurance.

(5)  COMPOSITION OF NET ASSETS

     At November 30, 2004, the composition of each Fund's net assets was as follows:

                                             INTERSTATE       CALIFORNIA       CONNECTICUT        FLORIDA       MASSACHUSETTS
                                                FUND             FUND             FUND             FUND             FUND
                                           --------------   --------------   --------------   --------------   --------------
     Par Value                             $      880,971   $       94,212   $       18,944   $       43,786   $       15,611
     Additional-Paid-in-Capital               880,090,350       94,117,866       18,924,807       43,742,088       15,595,172
                                           --------------   --------------   --------------   --------------   --------------
     Net Assets                            $  880,971,321   $   94,212,078   $   18,943,751   $   43,785,874   $   15,610,783
                                           ==============   ==============   ==============   ==============   ==============

                                              MICHIGAN        NEW JERSEY          OHIO         PENNSYLVANIA       VIRGINIA
                                                FUND             FUND             FUND             FUND             FUND
                                           --------------   --------------   --------------   --------------   --------------
     Par Value                             $        8,773   $       50,091   $       12,107   $       42,789   $       11,408
     Additional-Paid-in-Capital                 8,764,571       50,041,050       12,095,067       42,745,884       11,396,826
                                           --------------   --------------   --------------   --------------   --------------
     Net Assets                            $    8,773,344   $   50,091,141   $   12,107,174   $   42,788,673   $   11,408,234
                                           ==============   ==============   ==============   ==============   ==============

                                                                                NEW YORK        LOUISIANA         MINNESOTA
                                                                                  FUND             FUND             FUND
                                                                             --------------   --------------   --------------
     Par Value                                                               $      175,610   $           22   $           94
     Additional-Paid-in-Capital                                                 175,434,160          216,428          942,572
                                                                             --------------   --------------   --------------
     Net Assets                                                              $  175,609,770   $      216,450   $      942,666
                                                                             ==============   ==============   ==============

     The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2004.

(6)  CAPITAL SHARE TRANSACTIONS:

     For the six months ended November 30, 2004 and the year ended May 31, 2004, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

                                                                                                OCTOBER 1,       OCTOBER 1,
                                                         SIX MONTHS ENDED NOVEMBER 30, 2004        2004 *          2004 *
                                                         ----------------------------------   TO NOVEMBER 30,  TO NOVEMBER 30,
                                                                               TREASURER'S         2004             2004
                                                               CLASS R            TRUST          CLASS 75         CLASS 70
                                                            --------------   --------------   --------------   ---------------
     Sold                                                      516,505,158       85,724,970              100        29,507,620
     Reinvested                                                    453,609           76,644               --             6,615
     Redeemed                                                 (519,579,967)     (79,571,265)              --       (27,803,669)
                                                            --------------   --------------   --------------   ---------------
     Net Increase (Decrease)                                    (2,621,200)       6,230,349              100         1,710,566
                                                            ==============   ==============   ==============   ===============

                                                                             SIX MONTHS ENDED NOVEMBER 30, 2004
                                                            -----------------------------------------------------------------
                                                               CLASS 45         CLASS 25         CLASS 15         CLASS 8
                                                            --------------   --------------   --------------   --------------
     Sold                                                                4       16,152,191                0    2,204,897,996
     Reinvested                                                         42           85,072              587        2,853,445
     Redeemed                                                           (5)     (16,095,799)              (0)  (1,720,508,584)
                                                            --------------   --------------   --------------   --------------
     Net Increase (Decrease)                                            41          141,465              587      487,242,857
                                                            ==============   ==============   ==============   ==============

                                                                                   YEAR ENDED MAY 31, 2004
                                                            -----------------------------------------------------------------
                                                                               TREASURER'S
                                                                CLASS R           TRUST          CLASS 45         CLASS 25
                                                            --------------   --------------   --------------   --------------
     Sold                                                      956,117,978      204,132,027           10,000       42,163,525
     Reinvested                                                    265,314           96,414               45          127,864
     Redeemed                                                 (953,227,161)    (210,879,759)              --      (44,215,837)
                                                            --------------   --------------   --------------   --------------
     Net Increase (Decrease)                                     3,156,131       (6,651,318)          10,045       (1,924,448)
                                                            ==============   ==============   ==============   ==============

                                                                                                   YEAR ENDED MAY 31, 2004
                                                                                              -------------------------------
                                                                                                 CLASS 15          CLASS 8
                                                                                              --------------   --------------
     Sold                                                                                                  2      522,753,544
     Reinvested                                                                                          857          437,118
     Redeemed                                                                                             --     (457,090,828)
                                                                                              --------------   --------------
     Net Increase (Decrease)                                                                             859       66,099,834
                                                                                              ==============   ==============

----------
*    Commencement of Class operations.

(7)  FINANCIAL HIGHLIGHTS:

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                                         CLASS R
                                                       ---------------------------------------------------------------------------
                                                          SIX
                                                        MONTHS
                                                         ENDED                            YEARS ENDED MAY 31,
                                                        NOV. 30,     -------------------------------------------------------------
                                                          2004          2004        2003          2002         2001         2000
                                                       ---------     ---------    ---------    ---------    ---------    ---------
     INTERSTATE TAX-EXEMPT FUND
     Net asset value at beginning of period            $  1.0000     $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                       ---------     ---------    ---------    ---------    ---------    ---------
     Net investment income                                0.0016        0.0010       0.0034       0.0108       0.0289       0.0267
     Dividends from net investment income                (0.0016)      (0.0010)     (0.0034)     (0.0108)     (0.0289)     (0.0267)
                                                       ---------     ---------    ---------    ---------    ---------    ---------
     Net asset value at end of period                  $  1.0000     $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                       =========     =========    =========    =========    =========    =========
     Total Return                                           0.16%         0.10%        0.34%        1.09%        2.95%        2.67%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)               $   280.9     $   283.5    $   280.4    $   295.7    $   296.2    $   271.9
     Ratio of expenses to average net assets                1.00%(a)      1.00%        1.00%        1.01%        1.01%        1.00%
     Ratio of net investment income to average
       net assets                                           0.31%(a)      0.00%        0.32%        1.08%        2.89%        2.60%
     Ratio of expenses to average net assets net of
       fee waivers                                          0.99%(a)      0.90%        0.99%        1.01%        1.01%        1.00%
     Ratio of net investment income to average net
       assets net of fee waivers                            0.32%(a)      0.10%        0.33%        1.08%        2.89%        2.60%

                                                                                          TREASURER'S TRUST
                                         CLASS 70      CLASS 75      -----------------------------------------------------------
                                         ---------     ---------        SIX
                                          AUG. 16,     SEPT. 23,       MONTHS        YEAR        YEAR        YEAR      APRIL 17,
                                          2004* TO     2004* TO        ENDED         ENDED       ENDED       ENDED     2002* TO
                                          NOV. 30,     NOV. 30,       NOV. 30,      MAY 31,     MAY 31,     MAY 31,     MAY 31,
                                            2004         2004           2004         2004        2003        2002        2001
                                         ---------     ---------     ---------     ---------   ---------   ---------   ---------
     Net asset value at
       beginning of period               $  1.0000     $  1.0000     $  1.0000     $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                         ---------     ---------     ---------     ---------   ---------   ---------   ---------
     Net investment income                  0.0016        0.0016        0.0037        0.0040      0.0074      0.0149      0.0002
     Dividends from net
       investment income                   (0.0016)      (0.0016)      (0.0037)      (0.0040)    (0.0074)    (0.0149)    (0.0002)
                                         ---------     ---------     ---------     ---------   ---------   ---------   ---------
     Net asset value at end of period    $  1.0000     $  1.0000     $  1.0000     $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                         =========     =========     =========     =========   =========   =========   =========
     Total Return                             0.16%         0.16%         0.36%         0.40%       0.74%       1.50%       0.02%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period
       (millions)                        $     1.7     $     0.0     $    28.8     $    22.5   $    29.2   $    20.5   $    85.4
     Ratio of expenses to average
       net assets                             0.90%(a)      0.00%(a)      0.60%(a)      0.60%       0.60%       0.61%       0.60%(a)
     Ratio of net investment income
        to average net assets                 0.96%(a)      0.59%(a)      0.74%(a)      0.37%       0.71%       1.59%       2.56%(a)

                                                CLASS 45                                        CLASS 25
                                        -------------------------     ----------------------------------------------------------
                                           SIX                           SIX
                                          MONTHS        AUGUST 7,       MONTHS          YEAR       YEAR       YEAR      MAY 29,
                                          ENDED         2003* TO        ENDED           ENDED      ENDED      ENDED    2001* TO
                                         NOV. 30,        MAY 31,       NOV. 30,        MAY 31,    MAY 31,    MAY 31,    MAY 31,
                                           2004           2004           2004           2004       2003       2002       2001
                                        ----------     ----------     ----------     ----------  ---------  ---------  ---------
     Net asset value at beginning
       of period                        $   1.0000     $   1.0000     $   1.0000     $   1.0000  $  1.0000  $  1.0000  $  1.0000
                                        ----------     ----------     ----------     ----------  ---------  ---------  ---------
     Net investment income                  0.0042         0.0044         0.0053         0.0075     0.0109     0.0184     0.0002
     Dividends from net investment
       income                              (0.0042)       (0.0044)       (0.0053)       (0.0075)   (0.0109)   (0.0184)   (0.0002)
                                        ----------     ----------     ----------     ----------  ---------  ---------  ---------
     Net asset value at end of period   $   1.0000     $   1.0000     $   1.0000     $   1.0000  $  1.0000  $  1.0000  $  1.0000
                                        ==========     ==========     ==========     ==========  =========  =========  =========
     Total Return                             0.42%          0.45%          0.53%          0.75%      1.09%      1.86%      0.02%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period
       (millions)                       $       --     $       --     $     16.0     $     15.9  $    17.8  $    16.3  $    45.7
     Ratio of expenses to average
       net assets                             0.45%(a)       0.44%(a)       0.25%(a)       0.25%      0.25%      0.26%      0.25%(a)
     Ratio of net investment income
       to average net assets                  0.84%(a)       0.55%(a)       1.06%(a)       0.74%      1.07%      1.96%      2.91%(a)

                                                                CLASS 15                                  CLASS 8
                                                 -------------------------------------     -------------------------------------
                                                    SIX                                       SIX
                                                  MONTHS         YEAR      JANUARY 13,       MONTHS          YEAR    JANUARY 13,
                                                   ENDED         ENDED      2003* TO         ENDED          ENDED     2003* TO
                                                 NOV. 30,       MAY 31,      MAY 31,        NOV. 30,       MAY 31,     MAY 31,
                                                   2004          2004         2003            2004          2004        2003
                                                 ---------     ---------   -----------     ----------     ---------  -----------
     Net asset value at beginning of period      $  1.0000     $  1.0000   $    1.0000     $   1.0000     $  1.0000  $    1.0000
                                                 ---------     ---------   -----------     ----------     ---------  -----------
     Net investment income                          0.0058        0.0085        0.0039         0.0062        0.0092       0.0042
     Dividends from net investment income          (0.0058)      (0.0085)      (0.0039)       (0.0062)      (0.0092)     (0.0042)
                                                 ---------     ---------   -----------     ----------     ---------  -----------
     Net asset value at end of period            $  1.0000     $  1.0000   $    1.0000     $   1.0000     $  1.0000  $    1.0000
                                                 =========     =========   ===========     ==========     =========  ===========
     Total Return                                     0.58%         0.86%         0.39%          0.62%         0.93%        0.42%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)         $     0.1     $     0.1   $       0.1     $    553.4     $    66.2  $       0.1
     Ratio of expenses to average net assets          0.15%(a)      0.15%         0.15%(a)       0.08%(a)      0.08%        0.08%(a)
     Ratio of net investment income to average
       net assets                                     1.15%(a)      0.85%         1.03%(a)       1.34%(a)      0.92%        1.10%(a)

                                                         SIX
                                                        MONTHS
                                                         ENDED                            YEARS ENDED MAY 31,
                                                       NOV. 30,      --------------------------------------------------------------
                                                         2004           2004         2003         2002         2001         2000
                                                      ----------     ----------   ----------   ----------   ----------   ----------
     NEW YORK TAX-EXEMPT FUND

     Net asset value at beginning of period           $   1.0000     $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                      ----------     ----------   ----------   ----------   ----------   ----------
     Net investment income                                0.0016         0.0006       0.0034       0.0095       0.0281       0.0258
     Dividends from net investment income                (0.0016)       (0.0006)     (0.0034)     (0.0095)     (0.0281)     (0.0258)
                                                      ----------     ----------   ----------   ----------   ----------   ----------
     Net asset value at end of period                 $   1.0000     $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                      ==========     ==========   ==========   ==========   ==========   ==========
     Total Return                                           0.16%          0.06%        0.34%        0.95%        2.87%        2.58%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)              $    175.6     $    172.6   $    228.4   $    234.4   $    281.6   $    228.4
     Ratio of expenses to average net assets                1.00%(a)       1.02%        1.00%        1.01%        1.01%        1.00%
     Ratio of net investment income (loss) to
       average net assets                                   0.31%(a)      (0.07)%       0.33%        0.94%        2.81%        2.55%
     Ratio of expenses to average net assets net of
       fee waivers                                          0.99%(a)       0.89%        0.99%        1.01%        1.01%        1.00%
     Ratio of net investment income to average
       net assets net of fee waivers                        0.32%(a)       0.06%        0.34%        0.94%        2.81%        2.55%

                                                         SIX
                                                        MONTHS                                                          JULY 2,
                                                         ENDED                     YEARS ENDED MAY 31,                 1999* TO
                                                       NOV. 30,      -----------------------------------------------    MAY 31,
                                                         2004          2004         2003         2002        2001        2000
                                                      ---------      ---------    ---------    ---------   ---------   ---------
     CALIFORNIA TAX-EXEMPT FUND

     Net asset value at beginning of period           $  1.0000      $  1.0000    $  1.0000    $  1.0000   $  1.0000   $  1.0000
                                                      ---------      ---------    ---------    ---------   ---------   ---------
     Net investment income                               0.0015         0.0006       0.0033       0.0098      0.0236      0.0208
     Dividends from net investment income               (0.0015)       (0.0006)     (0.0033)     (0.0098)    (0.0236)    (0.0208)
                                                      ---------      ---------    ---------    ---------   ---------   ---------
     Net asset value at end of period                 $  1.0000      $  1.0000    $  1.0000    $  1.0000   $  1.0000   $  1.0000
                                                      =========      =========    =========    =========   =========   =========
     Total Return                                          0.15%          0.06%        0.33%        0.98%       2.42%       2.27%(a)

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)              $    94.2      $   101.2    $   109.0    $   109.3   $   136.2   $    91.4
     Ratio of expenses to average net assets               1.00%(a)       1.00%        1.00%        1.01%       1.00%       1.00%(a)
     Ratio of net investment income (loss) to
       average net assets                                  0.28%(a)      (0.05)%       0.31%        1.00%       2.36%       2.27%(a)
     Ratio of expenses to average net assets net of
       fee waivers                                         0.98%(a)       0.89%        0.99%        1.01%       1.00%       0.96%(a)
     Ratio of net investment income to average
       net assets net of fee waivers                       0.30%(a)       0.06%        0.32%        1.00%       2.36%       2.31%(a)

                                                        SIX
                                                      MONTHS
                                                       ENDED                             YEARS ENDED MAY 31,
                                                      NOV. 30,      -------------------------------------------------------------
                                                        2004           2004         2003         2002         2001         2000
                                                     ---------      ---------    ---------    ---------    ---------    ---------
     CONNECTICUT TAX-EXEMPT FUND

     Net asset value at beginning of period          $  1.0000      $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                     ---------      ---------    ---------    ---------    ---------    ---------
     Net investment income                              0.0015         0.0006       0.0025       0.0092       0.0273       0.0248
     Dividends from net investment income              (0.0015)       (0.0006)     (0.0025)     (0.0092)     (0.0273)     (0.0248)
                                                     ---------      ---------    ---------    ---------    ---------    ---------
     Net asset value at end of period                $  1.0000      $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                     =========      =========    =========    =========    =========    =========
     Total Return                                         0.15%          0.06%        0.25%        0.92%        2.75%        2.48%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)               $    18.9      $    21.5    $    36.4    $    41.2    $    40.2    $    51.1
     Ratio of expenses to average net assets              1.01%(a)       1.00%        1.00%        1.01%        1.01%        1.00%
     Ratio of net investment income (loss) to
       average net assets                                 0.29%(a)      (0.08)%       0.23%        0.92%        2.73%        2.42%
     Ratio of expenses to average net assets net of
       fee waivers                                        1.00%(a)       0.86%        0.98%        1.01%        1.01%        1.00%
     Ratio of net investment income to average
       net assets net of fee waivers                      0.30%(a)       0.06%        0.25%        0.92%        2.73%        2.42%

                                                        SIX
                                                      MONTHS
                                                       ENDED                             YEARS ENDED MAY 31,
                                                      NOV. 30,      -------------------------------------------------------------
                                                        2004           2004         2003         2002         2001         2000
                                                     ---------      ---------    ---------    ---------    ---------    ---------
     FLORIDA TAX-EXEMPT FUND

     Net asset value at beginning of period          $  1.0000      $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                     ---------      ---------    ---------    ---------    ---------    ---------
     Net investment income                              0.0016         0.0006       0.0036       0.0105       0.0294       0.0272
     Dividends from net investment income              (0.0016)       (0.0006)     (0.0036)     (0.0105)     (0.0294)     (0.0272)
                                                     ---------      ---------    ---------    ---------    ---------    ---------
     Net asset value at end of period                $  1.0000      $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                     =========      =========    =========    =========    =========    =========
     Total Return                                         0.16%          0.06%        0.36%        1.05%        2.98%        2.72%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)             $    43.8      $    39.5    $    45.9    $    32.1    $    28.9    $    28.9
     Ratio of expenses to average net assets              1.00%(a)       1.00%        1.00%        1.00%        1.01%        1.00%
     Ratio of net investment income (loss) to
       average net assets                                 0.33%(a)      (0.03)%       0.34%        0.99%        2.94%        2.68%
     Ratio of expenses to average net assets net of
       fee waivers                                        1.00%(a)       0.91%        0.99%        1.00%        1.01%        1.00%
     Ratio of net investment income to average
       net assets net of fee waivers                      0.33%(a)       0.06%        0.35%        0.99%        2.94%        2.68%

                                                        SIX
                                                      MONTHS
                                                       ENDED                             YEARS ENDED MAY 31,
                                                      NOV. 30,      -------------------------------------------------------------
                                                        2004           2004         2003         2002         2001         2000
                                                     ---------      ---------    ---------    ---------    ---------    ---------
     MASSACHUSETTS TAX-EXEMPT FUND

     Net asset value at beginning of period          $  1.0000      $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                     ---------      ---------    ---------    ---------    ---------    ---------
     Net investment income                              0.0015         0.0006       0.0030       0.0099       0.0279       0.0256
     Dividends from net investment income              (0.0015)       (0.0006)     (0.0030)     (0.0099)     (0.0279)     (0.0256)
                                                     ---------      ---------    ---------    ---------    ---------    ---------
     Net asset value at end of period                $  1.0000      $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                     =========      =========    =========    =========    =========    =========
     Total Return                                         0.15%          0.06%        0.30%        0.99%        2.85%        2.56%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)             $    15.6      $    17.8    $    20.8    $    21.0    $    18.8    $    16.1
     Ratio of expenses to average net assets              1.00%(a)       1.01%        1.00%        1.00%        1.00%        1.00%
     Ratio of net investment income (loss) to
       average net assets                                 0.29%(a)      (0.07)%       0.28%        0.99%        2.79%        2.55%
     Ratio of expenses to average net assets net of
       fee waivers                                        1.00%(a)       0.88%        0.98%        1.00%        1.00%        1.00%
     Ratio of net investment income to average
       net assets net of fee waivers                      0.29%(a)       0.06%        0.30%        0.99%        2.79%        2.55%

                                                       SIX
                                                      MONTHS
                                                      ENDED                            YEARS ENDED MAY 31,
                                                     NOV. 30,     ------------------------------------------------------------
                                                       2004         2004         2003         2002         2001         2000
                                                     --------     --------     --------     --------     --------     --------
     MICHIGAN TAX-EXEMPT FUND

     Net asset value at beginning of period          $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                     --------     --------     --------     --------     --------     --------
     Net investment income                             0.0015       0.0006       0.0029       0.0080       0.0276       0.0263
     Dividends from net investment income             (0.0015)     (0.0006)     (0.0029)     (0.0080)     (0.0276)     (0.0263)
                                                     --------     --------     --------     --------     --------     --------
     Net asset value at end of period                $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                     ========     ========     ========     ========     ========     ========
     Total Return                                        0.15%        0.06%        0.29%        0.81%        2.83%        2.63%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)             $    8.8     $   12.1     $    7.9     $    8.5          4.8     $    2.2
     Ratio of expenses to average net assets             1.00%(a)     1.00%        1.00%        1.01%        1.00%        1.00%
     Ratio of net investment income (loss) to
       average net assets                                0.30%(a)    (0.03)%       0.27%        0.63%        2.76%        2.60%
     Ratio of expenses to average net assets net
       of fee waivers                                    1.00%(a)     0.91%        0.98%        1.00%        1.00%        1.00%
     Ratio of net investment income to average
       net assets net of fee waivers                     0.30%(a)     0.06%        0.29%        0.64%        2.76%        2.60%

                                                       SIX
                                                      MONTHS
                                                      ENDED                            YEARS ENDED MAY 31,
                                                     NOV. 30,     ------------------------------------------------------------
                                                       2004         2004         2003         2002         2001         2000
                                                     --------     --------     --------     --------     --------     --------
     NEW JERSEY TAX-EXEMPT FUND

     Net asset value at beginning of period          $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                     --------     --------     --------     --------     --------     --------
     Net investment income                             0.0015       0.0006       0.0029       0.0101       0.0277       0.0249
     Dividends from net investment income             (0.0015)     (0.0006)     (0.0029)     (0.0101)     (0.0277)     (0.0249)
                                                     --------     --------     --------     --------     --------     --------
     Net asset value at end of period                $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                     ========     ========     ========     ========     ========     ========
     Total Return                                        0.15%        0.06%        0.29%        1.01%        2.83%        2.49%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)             $   50.1     $   50.2     $   56.0     $   57.5     $   52.9     $   44.4
     Ratio of expenses to average net assets             1.00%(a)     1.00%        1.00%        1.01%        1.01%        1.05%
     Ratio of net investment income (loss) to
       average net assets                                0.29%(a)    (0.07)%       0.25%        0.94%        2.77%        2.46%
     Ratio of expenses to average net assets net
       of fee waivers                                    0.99%(a)     0.87%        0.97%        1.01%        1.01%        1.05%
     Ratio of net investment income to average
       net assets net of fee waivers                     0.30%(a)     0.06%        0.28%        0.94%        2.77%        2.46%

                                                       SIX
                                                      MONTHS
                                                      ENDED                            YEARS ENDED MAY 31,
                                                     NOV. 30,     ------------------------------------------------------------
                                                       2004         2004         2003         2002         2001         2000
                                                     --------     --------     --------     --------     --------     --------
     OHIO TAX-EXEMPT FUND

     Net asset value at beginning of period          $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                     --------     --------     --------     --------     --------     --------
     Net investment income                             0.0017       0.0006       0.0030       0.0082       0.0281       0.0256
     Dividends from net investment income             (0.0017)     (0.0006)     (0.0030)     (0.0082)     (0.0281)     (0.0256)
                                                     --------     --------     --------     --------     --------     --------
     Net asset value at end of period                $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                     ========     ========     ========     ========     ========     ========
     Total Return                                        0.17%        0.06%        0.30%        0.83%        2.88%        2.56%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)             $   12.1     $   10.9     $   10.4     $    5.7     $    8.1     $    8.9
     Ratio of expenses to average net assets             1.00%(a)     1.01%        1.00%        1.01%        1.00%        1.00%
     Ratio of net investment income (loss) to
       average net assets                                0.35%(a)    (0.03)%       0.28%        0.81%        2.81%        2.95%
     Ratio of expenses to average net assets net
       of fee waivers                                    1.00%(a)     0.92%        0.99%        1.01%        1.00%        1.00%
     Ratio of net investment income to average
       net assets net of fee waivers                     0.35%(a)     0.06%        0.29%        0.81%        2.81%        2.95%

                                                       SIX
                                                      MONTHS
                                                      ENDED                            YEARS ENDED MAY 31,
                                                     NOV. 30,     ------------------------------------------------------------
                                                       2004         2004         2003         2002         2001         2000
                                                     --------     --------     --------     --------     --------     --------
     PENNSYLVANIA TAX-EXEMPT FUND

     Net asset value at beginning of period          $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                     --------     --------     --------     --------     --------     --------
     Net investment income                             0.0017       0.0007       0.0036       0.0097       0.0287       0.0276
     Dividends from net investment income             (0.0017)     (0.0007)     (0.0036)     (0.0097)     (0.0287)     (0.0276)
                                                     --------     --------     --------     --------     --------     --------
     Net asset value at end of period                $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                     ========     ========     ========     ========     ========     ========
     Total Return                                        0.17%        0.07%        0.36%        0.97%        2.97%        2.76%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)             $   42.8     $   46.1     $   40.6     $   51.5     $   34.1     $   21.1
     Ratio of expenses to average net assets             1.00%(a)     1.00%        1.00%        1.01%        1.00%        1.00%
     Ratio of net investment income (loss) to
       average net assets                                0.33%(a)    (0.01)%       0.34%        0.89%        2.87%        2.73%
     Ratio of expenses to average net assets net
       of fee waivers                                    1.00%(a)     0.93%        1.00%        1.01%        1.00%        1.00%
     Ratio of net investment income to average
       net assets net of fee waivers                     0.33%(a)     0.07%        0.34%        0.89%        2.87%        2.73%

                                                       SIX
                                                      MONTHS                                                          MARCH 3,
                                                      ENDED                     YEARS ENDED MAY 31,                   2000* TO
                                                     NOV. 30,     -----------------------------------------------     MAY 31,
                                                       2004         2004         2003         2002         2001         2000
                                                     --------     --------     --------     --------     --------     --------
     VIRGINIA TAX-EXEMPT FUND

     Net asset value at beginning of period          $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                     --------     --------     --------     --------     --------     --------
     Net investment income                             0.0016       0.0006       0.0025       0.0069       0.0253       0.0075
     Dividends from net investment income             (0.0016)     (0.0006)     (0.0025)     (0.0069)     (0.0253)     (0.0075)
                                                     --------     --------     --------     --------     --------     --------
     Net asset value at end of period                $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                     ========     ========     ========     ========     ========     ========
     Total Return                                        0.16%        0.06%        0.25%        0.69%        2.77%        3.08%(a)

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)             $   11.4     $   11.0     $   11.3     $   13.0     $    6.7     $    2.1
     Ratio of expenses to average net assets             1.00%(a)     1.00%        1.00%        1.01%        1.00%        1.01%(a)
     Ratio of net investment income (loss) to
       average net assets                                0.32%(a)    (0.04)%       0.19%        0.58%        2.53%        3.19%(a)
     Ratio of expenses to average net assets net
       of fee waivers                                    0.99%(a)     0.90%        0.95%        0.99%        1.00%        0.97%(a)
     Ratio of net investment income to average
       net assets net of fee waivers                     0.33%(a)     0.06%        0.24%        0.60%        2.53%        3.23%(a)

                                                                                SIX
                                                                               MONTHS                                   APRIL 17
                                                                               ENDED           YEARS ENDED MAY 31,      2002* TO
                                                                              NOV. 30,        ---------------------      MAY 31,
                                                                                2004            2004         2003         2002
                                                                              --------        --------     --------     --------
     LOUISIANA MUNICIPAL MONEY-MARKET FUND

     Net asset value at beginning of period                                   $ 1.0000        $ 1.0000     $ 1.0000     $ 1.0000
                                                                              --------        --------     --------     --------
     Net investment income                                                      0.0014          0.0007       0.0032       0.0014
     Dividends from net investment income                                      (0.0014)        (0.0007)     (0.0032)     (0.0014)
                                                                              --------        --------     --------     --------
     Net asset value at end of period                                         $ 1.0000        $ 1.0000     $ 1.0000     $ 1.0000
                                                                              ========        ========     ========     ========
     Total Return                                                                 0.14%           0.07%        0.32%        0.14%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)                                      $    0.2        $    0.2     $    0.1     $    0.1
     Ratio of expenses to average net assets                                      1.00%(a)        1.00%        1.00%        1.04%(a)
     Ratio of net investment income (loss) to average net assets                  0.24%(a)       (0.30)%      (0.11)%       0.36%(a)
     Ratio of expenses to average net assets net of fee waivers                   0.98%(a)        0.64%        0.57%        0.00%(a)
     Ratio of net investment income to average net assets net of                  0.26%(a)        0.06%        0.32%        1.15%(a)
       fee waivers

                                                                                SIX
                                                                               MONTHS                                APRIL 17
                                                                               ENDED        YEARS ENDED MAY 31,      2002* TO
                                                                              NOV. 30,     ---------------------      MAY 31,
                                                                                2004         2004         2003         2002
                                                                              --------     --------     --------     --------
     MINNESOTA MUNICIPAL MONEY-MARKET FUND

     Net asset value at beginning of period                                   $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                                              --------     --------     --------     --------
     Net investment income                                                      0.0014       0.0006       0.0044       0.0017
     Dividends from net investment income                                      (0.0014)     (0.0006)     (0.0044)     (0.0017)
                                                                              --------     --------     --------     --------
     Net asset value at end of period                                         $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                                              ========     ========     ========     ========
     Total Return                                                                 0.14%        0.06%        0.44%        0.17%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)                                      $    0.9     $    0.6     $    0.2     $    0.1
     Ratio of expenses to average net assets                                      1.00%(a)     1.01%        1.00%        1.04%(a)
     Ratio of net investment income (loss) to average net assets                  0.27%(a)    (0.17)%       0.12%        0.36%(a)
     Ratio of expenses to average net assets net of fee waivers                   0.98%(a)     0.78%        0.69%        0.00%(a)
     Ratio of net investment income to average net assets net of                  0.28%(a)     0.06%        0.43%        1.40%(a)
       fee waivers

----------
*    Inception of Class Operations.

(a)  Annualized.

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2004 and held for the entire period ending November 30, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                                JUNE 1, 2004            NOVEMBER 30, 2004      EXPENSES PAID DURING PERIOD*
                                           -----------------------   -----------------------   ----------------------------
INTERSTATE TAX-EXEMPT CLASS R
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT TREASURER'S TRUST
Actual                                     $              1,000.00   $                997.00   $                       3.00
Hypothetical                               $              1,000.00   $              1,022.00   $                       3.03

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 75
Actual                                     $              1,000.00   $                996.25   $                       3.75
Hypothetical                               $              1,000.00   $              1,021.25   $                       3.79

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 70
Actual                                     $              1,000.00   $              1,000.00   $                       0.00
Hypothetical                               $              1,000.00   $              1,025.00   $                       0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                                           BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                                JUNE 1, 2004            NOVEMBER 30, 2004      EXPENSES PAID DURING PERIOD*
                                           -----------------------   -----------------------   ----------------------------
INTERSTATE TAX-EXEMPT CLASS 45
Actual                                     $              1,000.00   $                997.75   $                       2.25
Hypothetical                               $              1,000.00   $              1,022.75   $                       2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 25
Actual                                     $              1,000.00   $                998.75   $                       1.25
Hypothetical                               $              1,000.00   $              1,023.75   $                       1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 15
Actual                                     $              1,000.00   $                999.25   $                       0.75
Hypothetical                               $              1,000.00   $              1,024.25   $                       0.76

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 8
Actual                                     $              1,000.00   $                999.60   $                       0.40
Hypothetical                               $              1,000.00   $              1,024.60   $                       0.40

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CALIFORNIA TAX-EXEMPT
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CONNECTICUT TAX-EXEMPT
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

FLORIDA TAX-EXEMPT
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

MASSACHUSETTS TAX-EXEMPT
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

MICHIGAN TAX-EXEMPT
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                                           BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                                JUNE 1, 2004            NOVEMBER 30, 2004      EXPENSES PAID DURING PERIOD*
                                           -----------------------   -----------------------   ----------------------------
NEW JERSEY TAX-EXEMPT
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OHIO TAX-EXEMPT
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PENNSYLVANIA TAX-EXEMPT
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

VIRGINIA TAX-EXEMPT
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

NEW YORK TAX-EXEMPT
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

LOUISIANA MUNICIPAL MONEY-MARKET FUND
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

MINNESOTA MUNICIPAL MONEY-MARKET FUND
Actual                                     $              1,000.00   $                995.00   $                       5.00
Hypothetical                               $              1,000.00   $              1,020.00   $                       5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION
The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[THE RESERVE FUNDS(R) LOGO]
"The World's First Money-Market Fund"(R)

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE
INFORMATION
800-637-1700 - www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/SEMI-ANNUAL 11/04

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Tax-Exempt Trust

By:     /s/ Bruce R. Bent
        -----------------
        Name: Bruce R. Bent
        Title: Chairman and CEO

Date: February 3, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Bruce R. Bent
        -----------------
        Name: Bruce R. Bent
        Title: Chairman and CEO

Date: February 3, 2005


By:     /s/ Arthur T. Bent III
        ----------------------
        Name: Arthur T. Bent III
        Title: Treasurer (Principal Financial Officer)

Date: February 3, 2005